UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08234

TIFF Investment Program, Inc.
(Exact name of registrant as specified in charter)

Four Tower Bridge, 200 Barr Harbor Drive, Suite 100, West Conshohocken, PA	19428
(Address of principal executive offices)	(Zip code)

Richard J. Flannery, President and Chief Executive Officer
Four Tower Bridge, 200 Barr Harbor Drive, Suite 100, West Conshohocken, PA 19428
(Name and address of agent for service)

Registrant's telephone number, including area code: (610) 684-8000

Date of fiscal year end:   12/31/2009

Date of reporting period:   09/30/2009

Item 1. Schedule of Investments.

The schedule of investments for the period ending September 30, 2009 is filed herewith.

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*	September 30, 2009

	Number of Shares	Value

Investments — 102.3% of net assets

Common Stocks — 39.7%

US Common Stocks — 18.1%

Aerospace & Defense — 0.2%
AAR Corp. (a)	100,000	$2,194,000
Boeing Co. (The)	3,700	200,355
General Dynamics Corp.	2,900	187,340
Goodrich Corp.	5,400	293,436
L-3 Communications Holdings, Inc.	5,300	425,696
Northrop Grumman Corp.	16,757	867,175
Raytheon Co.	32,738	1,570,442
		5,738,444

Air Freight & Logistics — 0.3%
FedEx Corp.	102,300	7,695,006

Airlines — 0.2%
AMR Corp. (a)	203,284	1,616,108
Delta Air Lines, Inc. (a)	224,258	2,009,352
US Airways Group, Inc. (a)	127,419	598,869
		4,224,329

Automobiles — 0.0%
Fleetwood Enterprises, Inc. (a)	690,543	5,179

Beverages — 0.1%
Coca-Cola Enterprises, Inc.	8,700	186,267
Constellation Brands, Inc., Class A (a)	170,600	2,584,590
PepsiCo, Inc.	7,500	439,950
		3,210,807

Biotechnology — 0.0%
Amgen, Inc. (a)	11,400	686,622
Biogen Idec, Inc. (a)	5,400	272,808
Gilead Sciences, Inc. (a)	5,500	256,190
		1,215,620

Capital Markets — 0.2%
Ameriprise Financial, Inc.	11,963	434,616
Franklin Resources, Inc.	5,100	513,060
Goldman Sachs Group, Inc. (The)	3,900	718,965
Legg Mason, Inc.	107,700	3,341,931
T. Rowe Price Group, Inc.	10,000	457,000
TD Ameritrade Holding Corp. (a)	19,100	374,742
		5,840,314

Chemicals — 0.2%
Ecolab, Inc.	9,500	439,185

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2009

	Number of Shares	Value

International Flavors & Fragrances, Inc.	51,500	$1,953,395
Nalco Holding Co.	130,000	2,663,700
Scotts Miracle-Gro Co. (The), Class A	41,195	1,769,325
		6,825,605

Commercial Banks — 0.1%
Preferred Bank/Los Angeles CA	91,765	299,154
South Financial Group, Inc. (The)	362,153	532,365
Wells Fargo & Co.	41,333	1,164,764
		1,996,283

Commercial Services & Supplies — 0.1%
Pitney Bowes, Inc.	34,415	855,213
Viad Corp.	93,964	1,870,823
		2,726,036

Communications Equipment — 0.1%
Cisco Systems, Inc. (a)	26,800	630,872
EMS Technologies, Inc. (a)	57,592	1,199,065
QUALCOMM, Inc.	4,000	179,920
		2,009,857

Computers & Peripherals — 0.5%
Dell, Inc. (a)	522,090	7,967,093
Hewlett-Packard Co.	95,822	4,523,757
International Business Machines Corp. (IBM)	4,800	574,128
QLogic Corp. (a)	100,000	1,720,000
Seagate Technology	25,000	380,250
Western Digital Corp. (a)	6,800	248,404
		15,413,632

Construction & Engineering — 0.1%
KBR, Inc.	70,000	1,630,300

Consumer Finance — 0.0%
American Express Co.	32,190	1,091,241

Distributors — 0.1%
Genuine Parts Co.	92,700	3,528,162

Diversified Consumer Services — 0.2%
Apollo Group, Inc., Class A (a)	3,900	287,313
DeVry, Inc.	30,400	1,681,728
H&R Block, Inc.	8,800	161,744
ITT Educational Services, Inc. (a)	20,000	2,208,200
Sotheby's	80,282	1,383,259
		5,722,244

Diversified Financial Services — 0.4%
Bank of America Corp.	392,555	6,642,031

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2009

	Number of Shares	Value

Citigroup, Inc.	80,618	$390,191
JPMorgan Chase & Co.	2,897	126,946
Moody's Corp.	54,280	1,110,569
NRDC Acquisition Corp. (a)	311,600	3,221,944
NYSE Euronext	13,600	392,904
		11,884,585

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	119,900	3,238,499
Cincinnati Bell, Inc. (a)	445,868	1,560,538
FairPoint Communications, Inc.	2,195	900
General Communications, Inc., Class A (a)	292,615	2,007,339
Level 3 Communications, Inc. (a)	661,226	919,104
Verizon Communications, Inc.	104,900	3,175,323
		10,901,703

Electric Utilities — 0.1%
Edison International	11,900	399,602
NV Energy, Inc.	219,000	2,538,210
		2,937,812

Electrical Equipment — 0.1%
Baldor Electric Co.	60,800	1,662,272

Electronic Equipment, Instruments & Components — 0.2%
Checkpoint Systems, Inc. (a)	206,129	3,388,761
Rogers Corp. (a)	40,000	1,198,800
		4,587,561

Energy Equipment & Services — 0.4%
Baker Hughes, Inc.	93,287	3,979,623
Cal Dive International, Inc. (a)	248,000	2,452,720
Diamond Offshore Drilling, Inc.	2,200	210,144
Halliburton Co.	110,700	3,002,184
Parker Drilling Co. (a)	142,500	778,050
Tidewater, Inc.	32,000	1,506,880
		11,929,601

Food & Staples Retailing — 0.4%
Costco Wholesale Corp.	144,871	8,179,417
Kroger Co. (The)	94,794	1,956,548
Safeway, Inc.	17,500	345,100
SUPERVALU, Inc.	5,034	75,812
Sysco Corp.	16,000	397,600
Wal-Mart Stores, Inc.	2,600	127,634
		11,082,111

Food Products — 0.4%
Archer-Daniels-Midland Co.	12,900	376,938
Campbell Soup Co.	7,800	254,436

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2009

	Number of Shares	Value

ConAgra Foods, Inc.	167,600	$3,633,568
Corn Products International, Inc.	35,000	998,200
General Mills, Inc.	37,800	2,433,564
H.J. Heinz Co.	103,700	4,122,075
		11,818,781

Gas Utilities — 0.1%
EQT Corp.	98,200	4,183,320

Health Care Equipment & Supplies — 0.2%
Accuray, Inc. (a)	176,694	1,148,511
Cooper Companies, Inc. (The)	80,400	2,390,292
Kinetic Concepts, Inc. (a)	75,000	2,773,500
		6,312,303

Health Care Providers & Services — 0.2%
Aetna, Inc.	7,500	208,725
AmerisourceBergen Corp.	18,200	407,316
Cardinal Health, Inc.	10,800	289,440
Health Management Associates, Inc., Class A (a)	64,283	481,480
Humana, Inc. (a)	4,200	156,660
Lincare Holdings, Inc. (a)	90,000	2,812,500
McKesson Corp.	8,500	506,175
UnitedHealth Group, Inc.	17,600	440,704
WellPoint, Inc. (a)	11,100	525,696
		5,828,696

Hotels, Restaurants & Leisure — 0.5%
California Pizza Kitchen, Inc. (a)	53,100	829,422
Gaylord Entertainment Co. (a)	43,300	870,330
McDonald's Corp.	3,900	222,573
Orient-Express Hotels Ltd., Class A	157,700	1,815,127
Ruby Tuesday, Inc. (a)	144,800	1,219,216
Yum! Brands, Inc.	261,000	8,811,360
		13,768,028

Household Durables — 0.2%
American Greetings Corp., Class A	126,641	2,824,094
Garmin Ltd.	10,100	381,174
KB Home	69,532	1,154,927
Mohawk Industries, Inc. (a)	2,007	95,714
Pulte Homes, Inc.	186,052	2,044,711
		6,500,620

Household Products — 0.0%
Kimberly-Clark Corp.	4,800	283,104
Procter & Gamble Co. (The)	15,400	891,968
		1,175,072

Independent Power Producers & Energy Traders — 0.0%
AES Corp. (The) (a)	16,800	248,976

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2009

	Number of Shares	Value

Constellation Energy Group, Inc.	5,500	$178,035
		427,011

Industrial Conglomerates — 0.2%
3M Co.	43,400	3,202,920
General Electric Co.	218,600	3,589,412
		6,792,332

Insurance — 0.7%
Aflac, Inc.	11,900	508,606
Allstate Corp. (The)	16,500	505,230
Berkshire Hathaway, Inc., Class B (a)	1,439	4,781,797
Brown & Brown, Inc.	125,000	2,395,000
Chubb Corp.	9,500	478,895
CNA Financial Corp. (a)	6,900	166,566
Everest Re Group Ltd.	71,600	6,279,320
MBIA, Inc. (a)	219,947	1,706,789
Mercury General Corp.	26,816	970,203
Progressive Corp. (The) (a)	19,000	315,020
Prudential Financial, Inc.	4,000	199,640
Travelers Companies, Inc. (The)	11,700	575,991
Unum Group	9,200	197,248
		19,080,305

Internet & Catalog Retail — 0.5%
Amazon.com, Inc. (a)	32,161	3,002,551
Blue Nile, Inc. (a)	56,305	3,497,667
Liberty Media Holding Corp., Interactive, Series A (Tracking Stock) (a) (c)	69,440	761,757
Priceline.com, Inc. (a)	32,775	5,434,750
		12,696,725

Internet Software & Services — 0.1%
eBay, Inc. (a)	92,877	2,192,826
Google, Inc., Class A (a)	1,400	694,190
		2,887,016

IT Services — 0.3%
CACI International, Inc., Class A (a)	41,200	1,947,524
Computer Sciences Corp. (a)	4,200	221,382
DST Systems, Inc. (a)	18,037	808,058
Forrester Research, Inc. (a)	13,343	355,457
Gartner Group, Inc., Class A (a)	191,628	3,501,044
Visa, Inc., Class A	2,200	152,042
Western Union Co. (The)	9,100	172,172
		7,157,679

Machinery — 0.1%
Cummins, Inc.	5,600	250,936
Dover Corp.	9,800	379,848

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2009

	Number of Shares	Value

John Bean Technologies Corp.	98,800	$1,795,196
		2,425,980

Media — 1.7%
Ascent Media Corp., Series A (a)	4,081	104,474
Cablevision Systems Corp.	438,916	10,424,255
CBS Corp., Class A	26,253	316,611
CBS Corp., Class B	198,281	2,389,286
CC Media Holdings, Inc., Class A (a) (d)	88,498	128,322
Comcast Corp., Class A	9,900	167,211
DIRECTV Group, Inc. (The) (a)	330,100	9,104,158
Discovery Communications, Inc., Series A (a)	40,056	1,157,218
Discovery Communications, Inc., Series C (a)	40,166	1,045,521
Interpublic Group of Companies, Inc. (The) (a)	16,745	125,922
John Wiley & Sons, Inc., Class A	10,000	347,800
Liberty Global, Inc., Class A (a)	155,485	3,509,296
Liberty Global, Inc., Class C (a)	128,192	2,879,192
Liberty Media Corp., Entertainment, Series A (Tracking Stock) (a) (c)	149,952	4,665,007
Liberty Media Holding Corp., Capital, Series A (Tracking Stock) (a) (c)	14,464	302,587
Live Nation, Inc. (a)	313,500	2,567,565
Omnicom Group, Inc.	4,800	177,312
Primedia, Inc.	129,268	325,755
Sun-Times Media Group, Inc. (a)	41,415	377
Time Warner Cable, Inc.	4,572	197,008
Time Warner, Inc.	35,283	1,015,445
Walt Disney Co. (The)	221,000	6,068,660
		47,018,982

Metals & Mining — 0.2%
Alcoa, Inc.	149,500	1,961,440
Haynes International, Inc. (a)	90,500	2,879,710
Nucor Corp.	6,600	310,266
Southern Copper Corp.	14,900	457,281
		5,608,697

Multi-Utilities — 0.1%
DTE Energy Co.	5,500	193,270
OGE Energy Corp.	60,500	2,001,340
Public Service Enterprise Group, Inc.	5,400	169,776
Sempra Energy	8,300	413,423
		2,777,809

Multiline Retail — 0.1%
Big Lots, Inc. (a)	60,000	1,501,200
Saks, Inc. (a)	163,600	1,115,752
Target Corp.	3,800	177,384
		2,794,336

Office Electronics — 0.2%
Xerox Corp.	358,756	2,776,772

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2009

	Number of Shares	Value

Zebra Technologies Corp., Class A (a)	85,500	$2,217,015
		4,993,787

Oil, Gas & Consumable Fuels — 3.0%
Berry Petroleum Co., Class A	20,000	535,600
Chesapeake Energy Corp.	509,200	14,461,280
Chevron Corp.	83,800	5,902,034
ConocoPhillips	97,068	4,383,591
Consol Energy, Inc.	131,900	5,950,009
Denbury Resources, Inc. (a)	216,800	3,280,184
Devon Energy Corp.	59,000	3,972,470
Encore Acquisition Co. (a)	69,900	2,614,260
EOG Resources, Inc.	100,400	8,384,404
Exxon Mobil Corp.	106,460	7,304,220
Forest Oil Corp. (a)	30,000	587,100
Hess Corp.	58,700	3,138,102
Marathon Oil Corp.	130,713	4,169,745
Murphy Oil Corp.	6,700	385,719
Noble Energy, Inc.	46,800	3,086,928
Peabody Energy Corp.	85,200	3,171,144
Stone Energy Corp. (a)	32,506	530,173
Ultra Petroleum Corp. (a)	47,200	2,310,912
Valero Energy Corp.	207,000	4,013,730
Williams Cos., Inc. (The)	117,800	2,105,086
XTO Energy, Inc.	113,457	4,688,043
		84,974,734

Paper & Forest Products — 0.1%
International Paper Co.	176,800	3,930,264

Personal Products — 0.1%
Estee Lauder Companies, Inc. (The), Class A	43,706	1,620,619

Pharmaceuticals — 0.5%
Bristol-Myers Squibb Co.	26,397	594,460
Eli Lilly & Co.	4,500	148,635
Forest Laboratories, Inc. (a)	13,400	394,496
Johnson & Johnson	45,000	2,740,050
Merck & Co., Inc.	107,500	3,400,225
Pfizer, Inc.	209,100	3,460,605
Schering-Plough Corp.	12,427	351,063
Wyeth	89,500	4,347,910
		15,437,444

Professional Services — 0.1%
Heidrick & Struggles International, Inc.	2,334	54,289
Watson, Wyatt Worldwide, Inc., Class A	59,915	2,609,897
		2,664,186

Real Estate Investment Trusts (REITs) — 2.5%
AvalonBay Communities, Inc.	52,600	3,825,598
Boston Properties, Inc.	65,100	4,267,305
British Land Co. plc(United Kingdom)	287,400	2,184,165

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2009

	Number of Shares	Value

Chartwell Seniors Housing Real Estate Investment Trust(Canada)	188,600	$1,171,428
Colonial Properties Trust	198,042	1,926,949
Cominar Real Estate Investment Trust(Canada)	122,600	2,232,943
Cousins Properties, Inc.	259,900	2,151,972
Douglas Emmett, Inc.	394,900	4,849,372
EastGroup Properties, Inc.	46,800	1,788,696
First Industrial Realty Trust, Inc.	645,100	3,386,775
First Potomac Realty Trust	100,100	1,157,156
Glimcher Realty Trust	1,096,400	4,023,788
Glimcher Realty Trust, Series F (a)	4,100	69,536
Glimcher Realty Trust, Series G (a)	11,600	187,108
Goodman Group(Australia)	3,132,600	1,824,852
Gramercy Capital Corp. (a)	100,800	244,944
Gramercy Capital Corp., Series A (a)	78,900	572,025
Health Care REIT, Inc.	31,900	1,327,678
Inland Real Estate Corp.	388,000	3,398,880
iStar Financial, Inc., Series D (a)	31,200	271,440
iStar Financial, Inc., Series E (a)	76,800	645,888
iStar Financial, Inc., Series F (a)	66,100	547,969
iStar Financial, Inc., Series G	60,000	495,000
iStar Financial, Inc., Series I (a)	18,000	146,340
Kilroy Realty Corp.	61,700	1,711,558
Lexington Realty Trust	494,200	2,520,420
Macerich Co. (The)	164,014	4,974,545
Maguire Properties, Inc. (a)	244,100	512,610
Mirvac Group(Australia)	1,095,600	1,616,788
Ramco-Gershenson Properties Trust	237,400	2,117,608
Simon Property Group, Inc.	112,988	7,844,757
SL Green Realty Corp.	59,718	2,618,634
Starwood Property Trust, Inc. (a)	109,900	2,225,475
Sunstone Hotel Investors, Inc., Series A (a)	39,100	731,170
Taubman Centers, Inc.	29,100	1,049,928
		70,621,300

Real Estate Management & Development — 0.2%
Avatar Holdings, Inc. (a)	96,600	1,835,400
CB Richard Ellis Group Inc., Class A (a)	109,683	1,287,678
Forest City Enterprises, Inc., Class A	180,700	2,415,959
Grubb & Ellis Co. (a)	826,600	1,396,954
		6,935,991

Road & Rail — 0.2%
CSX Corp.	5,000	209,300
Kansas City Southern (a)	182,737	4,840,703
Union Pacific Corp.	8,700	507,645
		5,557,648

Semiconductors & Semiconductor Equipment — 0.2%
Cabot Microelectronics Corp. (a)	67,229	2,343,603
Intel Corp.	25,300	495,121
LSI Corp. (a)	292,064	1,603,431

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2009

	Number of Shares	Value

Texas Instruments, Inc.	25,700	$608,833
		5,050,988

Software — 0.5%
Jack Henry & Associates, Inc.	100,000	2,347,000
Microsoft Corp.	289,856	7,504,372
Oracle Corp.	24,200	504,328
Parametric Technology Corp. (a)	140,276	1,938,614
Symantec Corp. (a)	24,800	408,456
		12,702,770

Specialty Retail — 0.2%
Blockbuster, Inc., Class B (a)	146,876	88,126
Gap, Inc. (The)	24,200	517,880
Home Depot, Inc. (The)	8,100	215,784
PetSmart, Inc.	124,500	2,707,875
Ross Stores, Inc.	3,600	171,972
Sherwin-Williams Co. (The)	4,972	299,115
TJX Companies, Inc. (The)	14,600	542,390
		4,543,142

Textiles, Apparel & Luxury Goods — 0.1%
Coach, Inc.	16,100	530,012
Hanesbrands, Inc. (a)	130,850	2,800,190
		3,330,202

Thrifts & Mortgage Finance — 0.0%
Hudson City Bancorp, Inc.	29,700	390,555
MGIC Investment Corp. (a)	88,882	658,616
Washington Mutual, Inc. (a)	33,600	8,232
		1,057,403

Tobacco — 0.1%
Altria Group, Inc.	39,858	709,871
Philip Morris International, Inc.	33,391	1,627,477
Reynolds American, Inc.	8,400	373,968
		2,711,316

Wireless Telecommunication Services — 0.1%
NII Holdings, Inc., Class B (a)	64,930	1,946,601

Total US Common Stocks
(Cost $506,262,696)		511,190,791

Foreign Common Stocks — 21.6%

Australia — 0.7%
Alumina Ltd. (a)	3,369,286	5,356,595
Amcor Ltd.	590,170	2,849,835
Australia and New Zealand Banking Group Ltd.	51,350	1,100,781
BHP Billiton Ltd.	34,832	1,151,040
Caltex Australia Ltd. (a)	21,820	232,246

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2009

	Number of Shares	Value

Foster's Group Ltd.	306,486	$1,496,335
Iluka Resources Ltd. (a)	23,767	82,854
National Australia Bank Ltd.	42,082	1,137,457
QBE Insurance Group Ltd.	35,384	748,461
Santos Ltd.	68,116	908,464
Telstra Corp. Ltd.	975,854	2,810,979
Wesfarmers Ltd.	67,267	1,566,375
		19,441,422

Austria — 0.0%
BWIN Interactive Entertainment AG (a)	2,784	126,487
Oesterreichische Post AG	6,604	182,995
		309,482

Bahamas — 0.0%
Ultrapetrol (Bahamas) Ltd. (a)	106,480	523,882

Belgium — 0.0%
Fortis (a)	131,425	616,982
Fortis, Strip VVPR (a) (d)	39,332	115
InBev NV	13,367	611,215
		1,228,312

Bermuda — 0.1%
Lazard Ltd., Class A	55,555	2,294,977

Brazil — 0.7%
Companhia de Concessoes Rodoviarias	76,100	1,301,982
LPS Brasil Consultoria de Imoveis SA (a)	167,200	1,733,723
Multiplan Empreendimentos Imobiliarios SA	217,800	3,411,577
Petroleo Brasileiro SA - ADR	94,700	4,346,730
Vale SA - ADR	418,000	8,573,180
		19,367,192

Canada — 2.3%
AbitibiBowater, Inc.	66,735	38,022
Ace Aviation Holdings, Inc., Class A (a)	127,000	597,842
Barrick Gold Corp.	73,216	2,774,886
BCE, Inc.	69,995	1,725,277
Bell Aliant Regional Communications Income Fund (b) (d) (e)	1,558	40,731
Bombardier, Inc., Class B	1,278,300	5,933,920
Cameco Corp.	139,600	3,880,880
Canadian Natural Resources Ltd.	158,300	10,689,852
Catalyst Paper Corp. (a)	352,814	87,326
EnCana Corp.	117,400	6,798,487
Fairfax Financial Holdings Ltd.	20,500	7,599,965
Fraser Papers, Inc. (a) (b) (d)	101,580	—
Groupe Aeroplan, Inc.	48,705	450,361
Imperial Oil Ltd.	67,377	2,564,435
Jazz Air Income Fund (b) (d) (e)	8,875	30,422
Nortel Networks Corp. (a)	22,767	1,981
Onex Corp.	25,500	624,966
Research In Motion Ltd. (a)	2,200	148,610
Rogers Communications, Inc., Class B - TSE Shares	230,600	6,511,034
Suncor Energy, Inc.	290,229	10,138,294

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2009

	Number of Shares	Value

Talisman Energy, Inc.	211,900	$3,687,197
		64,324,488

Chile — 0.1%
Enersis SA - SPADR	78,300	1,444,635

China — 0.4%
China Construction Bank Corp., Class H	2,418,000	1,924,106
E-House China Holdings Ltd. - ADS (a)	119,800	2,558,928
PetroChina Co. Ltd. - ADR	27,200	3,094,000
Shui On Land Ltd.	2,642,300	1,506,979
Tsingtao Brewery Co. Ltd., Class H	702,000	2,649,412
Wynn Macau Ltd.	99,200	129,023
		11,862,448

Denmark — 0.2%
Bang & Olufsen A/S, Class B (a)	9,300	120,112
Carlsberg A/S, Class B	4,651	338,596
Coloplast A/S, Class B	10,420	874,833
Danske Bank A/S (a)	6,767	177,665
GN Store Nord A/S (GN Great Nordic) (a)	130,360	712,603
Novo Nordisk A/S, Class B	8,998	565,157
Vestas Wind Systems A/S (a)	20,330	1,476,820
William Demant Holding (a)	17,299	1,288,806
		5,554,592

Finland — 0.2%
Metso Oyj	45,762	1,291,387
Nokia Oyj	17,044	250,660
Sampo Oyj, Class A	73,892	1,861,894
Tieto Oyj	19,387	386,501
UPM-Kymmene Oyj	61,962	742,690
Wartsila Oyj Corp.	3,774	151,532
		4,684,664

France — 1.5%
Accor SA	155,000	8,634,203
Alcatel Lucent - SPADR (a)	155,348	697,513
Atos Origin SA (a)	7,054	356,606
AXA SA	36,529	988,427
BNP Paribas	15,011	1,200,615
Carrefour SA	107,788	4,893,563
Compagnie de Saint-Gobain	6,814	354,407
Eurofins Scientific	2,101	98,608
France Telecom SA	105,602	2,824,704
GDF Suez, Strip VVPR (a) (d)	9,765	14
Groupe Eurotunnel SA Registered	92,287	944,932
Lagardere S.C.A.	3,142	146,609
Legrand SA	40,500	1,128,231
Neopost SA	9,737	874,199
SA des Ciments Vicat	2,946	225,619
Sanofi-Aventis	17,867	1,311,721
SCOR SE	23,949	654,886
Societe BIC SA	4,751	338,022
Societe Generale, Class A	42,755	3,445,221
Thales SA	18,428	914,586

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2009

	Number of Shares	Value

Total SA	98,235	$5,848,080
Total SA - SPADR	103,400	6,127,484
		42,008,250

Germany — 0.6%
BASF SE	30,999	1,641,224
Bayer AG	2,831	196,074
Bayerische Motoren Werke AG	14,256	688,165
Daimler AG Registered	37,151	1,870,747
Deutsche Bank AG Registered	3,314	254,428
Deutsche Post AG	21,806	408,565
Deutsche Telekom AG	232,640	3,180,736
Deutsche Wohnen AG (a)	27,900	274,922
E.ON AG	37,929	1,610,583
Fresenius Medical Care AG & Co.	37,280	1,857,109
IVG Immobilien AG (a)	128,400	1,405,500
RWE AG	29,561	2,749,010
Siemens AG Registered	3,645	337,875
		16,474,938

Hong Kong — 1.6%
Asia Satellite Telecommunications Holdings Ltd.	47,000	71,210
Cheung Kong Holdings Ltd.	348,000	4,384,096
China Mobile Ltd.	117,000	1,148,986
Esprit Holdings Ltd.	24,900	166,989
First Pacific Co.	3,736,000	2,496,452
Genting Singapore plc (a)	265,430	209,154
Henderson Land Development Co.	313,000	2,051,175
Hong Kong & Shanghai Hotels Ltd. (The)	981,116	1,270,371
Hong Kong Aircraft Engineering Co. Ltd.	57,200	682,605
I - Cable Communications Ltd. (a)	2,031,000	254,226
Jardine Matheson Holdings Ltd.	285,800	8,658,293
Jardine Strategic Holdings Ltd.	390,000	6,593,101
Mandarin Oriental International Ltd.	233,000	310,003
Midland Holdings Ltd.	1,464,000	1,213,293
New World Development Ltd.	3,768,724	8,021,116
Next Media Ltd. (a)	1,930,000	245,521
Shangri-La Asia Ltd.	1,755,300	3,306,896
Silver Grant International Ltd.	562,000	93,358
Sino Land Co. Ltd.	558,300	993,514
SmarTone Telecommunications Holdings Ltd.	936,000	721,473
Television Broadcasts Ltd.	356,000	1,532,983
Wheelock & Co. Ltd.	490,000	1,598,369
		46,023,184

Indonesia — 0.2%
Bank Pan Indonesia Tbk PT (a)	24,497,721	2,165,947
Citra Marga Nusaphala Persada Tbk PT	326,000	32,373
Gudang Garam Tbk PT	348,500	536,477
Indofood Sukses Makmur Tbk PT	3,543,000	1,102,594
Lippo Karawaci Tbk PT (a)	2,096,400	145,361
Matahari Putra Prima Tbk PT (a)	6,110,300	651,313
Semen Gresik (Persero) Tbk PT	3,479,000	2,258,872
		6,892,937

Ireland — 0.0%
Anglo Irish Bank Corp Ltd. (d)	38,180	—

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2009

	Number of Shares	Value

CRH plc	8,857	$245,479
DCC plc	8,959	230,745
Fyffes plc	454,644	272,845
Independent News & Media plc (a)	292,220	86,687
Paddy Power plc	8,550	260,337
Total Produce plc	121,671	64,263
		1,160,356

Italy — 0.5%
Banco Popolare Societa Cooperativa (a)	29,783	285,924
Eni SpA - SPADR	41,200	2,053,820
Fiat SpA (a)	118,163	1,524,064
Finmeccanica SpA	12,315	217,896
Intesa Sanpaolo (a)	382,908	1,695,007
Luxottica Group SpA (a)	37,070	961,216
Luxottica Group SpA - SPADR (a)	32,900	849,807
Natuzzi SpA - SPADR (a)	4,400	12,056
Saipem SpA	56,462	1,699,479
UniCredit SpA (a)	1,151,996	4,514,842
		13,814,111

Japan — 2.6%
Ajinomoto Co., Inc.	40,000	399,763
Alfresa Holdings Corp.	6,700	272,704
Astellas Pharma, Inc.	74,400	3,057,233
Bank of Yokohama Ltd. (The)	65,000	316,213
Benesse Corp.	23,000	1,124,207
Canon, Inc.	78,600	3,144,296
Dai Nippon Printing Co. Ltd.	34,000	465,232
DAIICHIKOSHO Co. Ltd.	117,000	1,502,759
Dainippon Sumitomo Pharma Co. Ltd.	25,000	271,357
Daiwa Securities Group, Inc.	821,000	4,223,522
Denso Corp.	8,900	258,685
DyDo DRINCO, Inc.	34,200	1,130,919
East Japan Railway Co.	7,000	502,690
Fujitsu Frontech Ltd.	7,100	70,483
Fukuoka Financial Group, Inc.	110,000	454,085
Hitachi Chemical Co. Ltd.	31,900	647,094
Hitachi Ltd. (a)	137,000	418,887
Hitachi Metals Ltd.	15,000	152,139
Isetan Mitsukoshi Holdings Ltd.	51,000	582,018
Japan Petroleum Exploration Co.	28,000	1,419,542
JS Group Corp.	38,900	677,963
Kao Corp.	39,000	961,429
Kawasaki Heavy Industries Ltd.	191,000	481,304
KDDI Corp.	135	759,378
Kinden Corp.	39,000	325,204
Kyowa Hakko Kirin Co. Ltd.	49,000	618,038
Marui Group Co. Ltd.	40,500	288,925
Matsushita Electric Works Ltd.	71,114	843,951
Millea Holdings, Inc.	87,900	2,540,823
Mitsubishi Corp.	41,600	835,473
Mitsubishi Tanabe Pharma Corp.	28,000	372,473
Mitsubishi UFJ Financial Group, Inc.	141,500	756,922
Mizuho Financial Group, Inc.	152,700	301,833
Namco Bandai Holdings, Inc.	29,950	306,076
Nintendo Co. Ltd.	400	102,279
Nippon Meat Packers, Inc.	30,000	383,733

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2009

	Number of Shares	Value

Nippon Oil Corp.	59,000	$328,794
Nippon Suisan Kaisha Ltd.	66,800	198,567
Nippon Telegraph & Telephone Corp.	24,200	1,117,112
NIPPONKOA Insurance Co. Ltd.	219,000	1,361,395
NISSIN FOODS HOLDINGS Co. Ltd.	31,000	1,188,685
Nitto Denko Corp.	82,900	2,521,432
Noritake Co. Ltd.	15,000	46,243
NSK Ltd.	61,000	375,757
NTT Data Corp.	68	216,989
NTT DoCoMo, Inc.	261	415,906
Obayashi Corp.	89,000	388,289
OLYMPUS Corp.	300,000	7,897,223
OMRON Corp.	10,500	197,275
Onward Holdings Co. Ltd.	26,000	192,561
Ricoh Co. Ltd.	17,000	245,156
Ryosan Co. Ltd.	4,600	118,458
SAZABY LEAGUE Ltd.	46,100	692,656
Secom Co. Ltd.	15,800	791,878
Sekisui House Ltd.	42,000	376,171
Seven & I Holdings Co. Ltd.	124,680	2,971,933
Shimizu Corp.	51,000	199,337
Shiseido Co. Ltd.	20,000	348,338
Sompo Japan Insurance, Inc.	968,000	6,456,605
Sony Corp.	14,800	432,889
Sumitomo Electric Industries Ltd.	69,900	906,752
Sumitomo Forestry Co. Ltd.	40,200	338,532
Sumitomo Metal Industries Ltd.	751,000	1,831,910
Sumitomo Mitsui Financial Group, Inc.	18,500	640,425
Taiyo Nippon Sanso Corp.	35,000	413,983
Takeda Pharmaceutical Co. Ltd.	68,100	2,836,791
TDK Corp.	4,300	246,479
Tokyo Electric Power Co., Inc. (The)	14,000	367,170
Tokyo Electron Ltd.	2,800	176,984
Tokyo Gas Co. Ltd.	196,000	813,237
Tokyo Ohka Kogyo Co. Ltd.	8,000	179,267
Toppan Forms Co. Ltd.	19,400	265,441
Toyo Seikan Kaisha Ltd.	20,100	384,866
Toyota Motor Corp.	18,600	732,021
West Japan Railway Co.	665	2,516,441
Yamada Denki Co. Ltd.	5,620	381,164
Yamatake Corp.	9,900	221,959
Yamato Holdings Co. Ltd.	59,000	962,815
YASKAWA Electric Corp.	52,000	372,483
		74,638,001

Luxembourg — 0.2%
ArcelorMittal	47,164	1,760,183
ArcelorMittal - NYSE Shares	80,139	2,976,362
ProLogis European Properties	181,087	1,128,912
		5,865,457

Malaysia — 0.3%
AMMB Holdings Berhad	1,194,575	1,466,276
British American Tobacco Malaysia Berhad	55,600	706,954
Bumiputra-Commerce Holdings Berhad	983,169	3,142,727
Carlsberg Brewery Malaysia Berhad	148,700	180,230
Genting Malaysia Berhad	3,225,900	2,541,599
Malaysian Airline System Berhad (a)	491,300	422,379

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2009

	Number of Shares	Value

Multi-Purpose Holdings Berhad	546,150	$293,034
Sime Darby Berhad	571,606	1,399,340
		10,152,539

Mexico — 0.3%
America Movil SA de CV, Series L - ADR	6,300	276,129
Cemex SAB de CV - SPADR (a)	559,000	7,222,280
Telefonos de Mexico SAB de CV, Series L - SPADR	4,650	81,096
Telmex Internacional SAB de CV, Series L - ADR	4,552	63,500
		7,643,005

Netherlands — 1.0%
Akzo Nobel NV	4,575	283,787
Heineken NV	27,822	1,283,592
ING Groep NV - CVA (a)	143,101	2,556,972
Koninklijke (Royal) KPN NV	100,345	1,665,242
Koninklijke (Royal) Philips Electronics NV	263,567	6,424,635
Koninklijke Boskalis Westminster NV - CVA	30,805	1,054,094
Reed Elsevier NV	127,951	1,445,100
Royal Dutch Shell plc - ADR	111,700	6,388,123
Royal Dutch Shell plc, Class A	203,364	5,817,933
Royal Dutch Shell plc, Class B	60,575	1,682,908
Wolters Kluwer NV	41,824	895,052
		29,497,438

New Zealand — 0.0%
Telecom Corp. of New Zealand Ltd.	89,008	170,994

Norway — 0.1%
DNB NOR ASA (a)	63,520	737,260
StatoilHydro ASA	30,100	676,465
		1,413,725

Peru — 0.0%
Cia de Minas Buenaventura SA - ADR	17,300	609,133

Philippines (The) — 0.4%
ABS-CBN Holdings Corp.	3,080,400	1,949,759
Ayala Corp.	647,799	4,134,222
Banco de Oro Unibank, Inc.	303,400	220,501
Benpres Holdings Corp. (a)	4,725,000	343,894
DMCI Holdings, Inc.	1,526,000	279,314
Globe Telecom, Inc.	134,000	2,767,609
Jollibee Foods Corp.	635,900	664,084
		10,359,383

Poland — 0.1%
Bank Pekao SA (a)	29,851	1,591,384

Russia — 0.4%
Gazprom OAO - SPADR	4,400	102,300
Lukoil OAO - SPADR	81,800	4,433,560

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2009

	Number of Shares	Value

Oao Gazprom - SPADR	291,210	$6,806,259
		11,342,119

Singapore — 0.5%
CapitaLand Ltd.	1,280,000	3,350,599
Great Eastern Holdings Ltd.	222,000	2,136,789
GuocoLeisure Ltd.	1,314,000	658,005
Oversea-Chinese Banking Corp.	529,721	2,933,476
Singapore Technologies Engineering Ltd.	183,000	355,874
Singapore Telecommunications Ltd.	883,000	2,027,309
STATS ChipPAC Ltd. (a)	2,646,000	1,681,375
United Industrial Corp. Ltd.	113,000	146,975
Yellow Pages Singapore Ltd.	511,000	62,745
		13,353,147

South Africa — 0.9%
Anglo Platinum Ltd. (a)	67,428	6,033,267
AngloGold Ashanti Ltd.	6,085	246,885
AngloGold Ashanti Ltd. - SPADR	91,958	3,748,208
City Lodge Hotels Ltd.	16,093	175,648
Clicks Group Ltd.	112,761	345,049
Discovery Holdings Ltd.	18,458	71,813
FirstRand Ltd.	415,960	918,502
Gold Fields Ltd.	287,623	3,938,978
Hosken Consolidated Investments Ltd.	450,576	3,682,271
JD Group Ltd.	39,419	234,402
Mondi Ltd.	3,742	19,498
Nedbank Group Ltd.	72,564	1,155,562
Pretoria Portland Cement Co. Ltd.	220,540	997,864
RMB Holdings Ltd.	398,539	1,455,831
Sun International Ltd. (a)	113,934	1,334,164
		24,357,942

South Korea — 0.2%
KB Financial Group, Inc. (a)	1,217	62,485
Korea Electric Power Corp. (a)	710	21,600
KT&G Corp.	25,188	1,525,751
POSCO	155	64,272
POSCO - ADR	31,200	3,242,928
Samsung Electronics Co. Ltd.	124	85,495
SK Telecom Co. Ltd.	914	142,021
		5,144,552

Spain — 0.7%
Acciona SA	8,595	1,168,726
Acerinox SA	67,987	1,464,004
ACS, Actividades de Construccion y Servicios SA	167,000	8,715,635
Banco Santander SA	95,188	1,537,837
Banco Santander SA - SPADR	5,298	85,563
Iberdrola SA	430,501	4,231,108
Inditex SA	10,715	615,385
Prosegur, Compania de Seguridad SA	10,601	422,047
Telefonica SA	63,812	1,761,359

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2009

	Number of Shares	Value

Viscofan SA	18,001	$438,394
		20,440,058

Sweden — 0.2%
Assa Abloy AB, Class B	59,313	962,711
Hoganas AB, Class B	17,353	290,953
Modern Times Group AB, Class B	4,879	211,215
Svenska Cellulosa AB (SCA), Class B	56,517	767,448
Svenska Handelsbanken AB, Class A	47,916	1,224,650
Telefonaktiebolaget LM Ericsson, Class B	127,408	1,278,194
		4,735,171

Switzerland — 0.9%
Adecco SA	20,916	1,113,693
Clariant AG Registered (a)	32,531	295,834
Compagnie Financiere Richemont SA	21,638	612,689
Geberit AG	6,889	1,059,071
Logitech International SA (a)	28,087	513,888
Nestle SA Registered	9,654	411,837
Novartis AG	137,647	6,909,946
PubliGroupe SA (a)	1,228	140,835
Roche Holding AG	13,984	2,263,690
Sonova Holding AG Registered	1,795	181,217
Tyco Electronics Ltd.	8,000	178,240
Tyco International Ltd.	13,600	468,928
UBS AG Registered (a)	117,956	2,161,939
Weatherford International Ltd. (a)	92,800	1,923,744
Xstrata plc (a)	389,821	5,740,948
Zurich Financial Services AG	3,090	736,408
		24,712,907

Taiwan — 0.2%
Asustek Computer, Inc. - GDR Registered	61,722	493,159
Chunghwa Telecom Co. Ltd.	165,000	296,918
Chunghwa Telecom Co. Ltd. - ADR	40,153	724,360
Taiwan Semiconductor Manufacturing Co. Ltd.	1,867,243	3,748,639
Uni-President Enterprises Corp.	311,112	366,477
		5,629,553

Thailand — 0.3%
Advanced Info Service PCL	888,200	2,505,623
GMM Grammy PCL	892,800	403,510
Kasikornbank PCL	556,200	1,464,998
Land and Houses PCL	1,873,200	389,666
Matichon PCL (d)	115,200	23,447
MBK PCL	258,500	487,444
Siam Cement Co.	100,600	668,459
Siam Cement PCL	399,600	2,667,189
Thanachart Capital PCL	1,137,600	592,465
		9,202,801

Turkey — 0.1%
Turkcell Iletisim Hizmetleri A/S - ADR	113,600	2,030,032

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2009

	Number of Shares	Value

Turkiye Garanti Bankasi A/S - ADR	164,800	$626,240
		2,656,272

United Kingdom — 3.1%
Admiral Group plc	13,084	242,178
AMEC plc	17,896	216,192
Anglo American plc - JSE Shares (a)	91,321	2,907,033
Anglo American plc - LSE Shares (a)	36,225	1,159,475
Arriva plc	110,568	886,382
Aviva plc	134,057	961,022
BAE Systems plc	196,237	1,095,148
Barclays plc (a)	236,116	1,395,446
Berkeley Group Holdings plc (UNIT) (a)	15,250	216,221
BHP Billiton plc	50,362	1,384,048
BP plc	814,844	7,217,057
BP plc - SPADR	78,900	4,199,847
Bradford & Bingley plc (d)	101,619	—
British American Tobacco plc	12,499	392,820
Bunzl plc	35,953	364,671
Cable & Wireless plc	503,957	1,156,604
Capita Group plc	134,081	1,548,771
Carnival plc	27,596	941,092
Carphone Warehouse Group plc	63,309	193,569
Compass Group plc	153,156	936,861
Daily Mail & General Trust NV, Class A	17,468	128,430
Devro plc	110,175	239,464
Diageo plc	272,524	4,186,367
Enterprise Inns plc	73,550	146,485
Eurocastle Investment Ltd. (a)	83,992	54,129
Galiform plc (a)	386,659	489,867
GlaxoSmithKline plc	267,333	5,260,599
Hays plc	189,536	315,423
HMV Group plc	65,314	109,541
Homeserve plc	8,794	223,964
ICAP plc	120,085	811,656
Informa plc	148,509	748,533
International Personal Finance	121,933	318,029
Intertek Group plc	67,912	1,377,434
Invensys plc	197,053	919,345
ITV plc	624,186	440,992
Ladbrokes plc	110,455	331,250
Lloyds Banking Group plc (a)	1,174,629	1,950,554
Michael Page International plc	123,282	660,304
Mondi plc	9,264	46,715
Next plc	9,360	268,966
Northgate plc	15,092	56,994
Provident Financial plc	41,217	598,784
Reckitt Benckiser Group plc	34,789	1,700,189
Reed Elsevier plc	92,575	693,322
Rexam plc	128,042	534,146
Rightmove plc	24,415	216,506
Rio Tinto plc	23,867	1,024,162
Rolls-Royce Group plc (a)	233,400	1,757,239
Royal Bank of Scotland Group plc (a)	319,497	270,751
RSA Insurance Group plc	99,209	212,370
Sage Group plc	300,677	1,122,288
Savills plc	266,000	1,413,759
Smiths Group plc	26,967	383,201
Sportingbet plc (a)	230,256	257,340

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2009

	Number of Shares	Value

Stagecoach Group plc	182,535	$475,069
Tesco plc	237,118	1,517,249
Thomas Cook Group plc	318,926	1,185,423
Tui Travel plc	213,251	868,244
Unilever plc	157,177	4,489,741
Vedanta Resources plc	246,499	7,515,553
Vodafone Group plc	3,272,386	7,344,613
Willis Group Holdings Ltd.	272,080	7,678,097
Wolseley plc (a)	11,609	280,225
WPP plc	60,716	521,884
		88,559,633

Total Foreign Common Stocks
(Cost $543,066,363)		609,485,084

Total Common Stocks
(Cost $1,049,329,059)		1,120,675,875

	Interest Rate	Maturity Date	Principal Amount	Value
Convertible Bonds — 0.3%

Communications — 0.0%
Leap Wireless International, Inc.	4.500%	07/15/14	$308,000	250,635
Sinclair Broadcast Group	4.875%	07/15/18	470,000	406,550

Total Communications
(Cost $590,624)				657,185

Consumer, Cyclical — 0.0%
AMR Corp.	6.250%	10/15/14	137,000	144,706

Consumer, Non-cyclical — 0.1%
Amylin Pharmaceuticals, Inc.	3.000%	06/15/14	365,000	280,138
Dollar Financial Corp.	2.875%	06/30/27	505,000	412,837

Total Consumer, Non-cyclical
(Cost $648,690)				692,975

Diversified — 0.0%
Sotheby's	3.125%	06/15/13	242,107	211,239
US Airways Group, Inc.	7.250%	05/15/14	56,000	70,980

Total Diversified
(Cost $228,346)				282,219

Financial — 0.2%
BioMed Realty, LP - REIT (f)	4.500%	10/01/26	4,000,000	3,715,000
Inland Real Estate Corp.	4.625%	11/15/26	1,900,000	1,752,750
SL Green Realty Corp. - REIT (f)	3.000%	03/30/27	318,000	286,200

Total Financial
(Cost $4,070,690)				5,753,950

Total Convertible Bonds
(Cost $5,675,350)				7,531,035

Subordinated Convertible Notes — 0.0%

Consumer, Non-cyclical — 0.0%
Cubist Pharmaceuticals, Inc.	2.250%	06/15/13	200,000	188,500

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2009

	Interest Rate	Maturity Date	Principal Amount	Value

LifePoint Hospitals, Inc.	3.500%	05/15/14	$425,000	$360,719

Total Consumer, Non-cyclical
(Cost $519,197)				549,219

Financial — 0.0%
Eurocastle Investment Ltd. (b) (d) (e)	20.000%	09/30/19	234,881	360,577

Total Subordinated Convertible Notes
(Cost $754,078)				909,796

Corporate Bonds — 2.7%

Basic Materials — 0.1%
Ashland, Inc. (f)	9.125%	06/01/17	430,000	460,100
Freeport-McMoRan Copper & Gold, Inc.	8.375%	04/01/17	550,000	585,062
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC	9.750%	11/15/14	475,000	408,500
Momentive Performance Materials	9.750%	12/01/14	525,000	406,875
Neenah Paper, Inc.	7.375%	11/15/14	35,000	27,563
NewPage Corp. (f)	11.375%	12/31/14	205,000	201,413
Novelis, Inc.	7.250%	02/15/15	450,000	389,250
Terra Capital, Inc.	7.000%	02/01/17	475,000	495,187

Total Basic Materials
(Cost $2,649,220)				2,973,950

Communications — 0.5%
Canwest Media, Inc.	8.000%	09/15/12	250,000	196,250
Catalina Marketing Corp. (f)	10.500%	10/01/15	520,000	520,650
CCO Holdings LLC/CCO Holdings Capital Corp.	8.750%	11/15/13	1,100,000	1,116,500
Charter Communications Operating LLC/Charter Communications Operating Capital (f)	10.000%	04/30/12	1,100,000	1,119,250
Cricket Communications, Inc.	10.000%	07/15/15	750,000	770,625
CSC Holdings, Inc.	7.875%	02/15/18	975,000	994,500
Frontier Communications Corp.	8.250%	05/01/14	375,000	386,250
GCI, Inc.	7.250%	02/15/14	550,000	518,375
Intelsat Ltd.	7.625%	04/15/12	700,000	679,000
Intelsat Subsidiary Holding Co. Ltd. (f)	8.875%	01/15/15	1,350,000	1,366,875
Liberty Media LLC	5.700%	05/15/13	600,000	568,500
Mediacom Broadband LLC/Mediacom Broadband Corp.	8.500%	10/15/15	710,000	717,100
MetroPCS Wireless, Inc.	9.250%	11/01/14	700,000	715,750
Quebecor Media, Inc.	7.750%	03/15/16	920,000	910,800
Qwest Corp.	7.500%	10/01/14	975,000	984,750
SBA Telecommunications, Inc. (f)	8.000%	08/15/16	165,000	168,712
SBA Telecommunications, Inc. (f)	8.250%	08/15/19	160,000	164,800
Sprint Capital Corp.	8.375%	03/15/12	300,000	309,750
Sprint Nextel Corp.	6.000%	12/01/16	350,000	312,375
Terremark Worldwide, Inc. (f)	12.000%	06/15/17	740,000	806,600
Virgin Media Finance plc	9.500%	08/15/16	470,000	494,675
West Corp.	9.500%	10/15/14	1,175,000	1,151,500
West Corp.	11.000%	10/15/16	40,000	39,700
Wind Acquisition Finance SA (f)	11.750%	07/15/17	320,000	360,800

Total Communications
(Cost $14,336,040)				15,374,087

Consumer, Cyclical — 0.3%
Affinia Group, Inc. (f)	10.750%	08/15/16	370,000	397,750
AMC Entertainment, Inc.	8.000%	03/01/14	800,000	772,000
ArvinMeritor, Inc.	8.125%	09/15/15	475,000	413,250
Continental Airlines, Inc.	9.798%	04/01/21	510,933	403,637
Ford Motor Co.	7.450%	07/16/31	700,000	567,000
Freedom Group, Inc. (f)	10.250%	08/01/15	365,000	386,900
Harrah's Operating Co., Inc. (f)	11.250%	06/01/17	380,000	383,800

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2009

HSN, Inc.	11.250%	08/01/16	$175,000	$189,438
Marquee Holdings, Inc. (STEP)	12.000%	08/15/14	850,000	703,375
MGM Mirage, Inc. (f)	11.125%	11/15/17	175,000	191,187
Peninsula Gaming LLC (f)	8.375%	08/15/15	400,000	400,000
Peninsula Gaming LLC (f)	10.750%	08/15/17	250,000	251,250
Rite Aid Corp.	10.375%	07/15/16	750,000	740,625
River Rock Entertainment Authority (The)	9.750%	11/01/11	415,000	381,800
Royal Caribbean Cruises	11.875%	07/15/15	180,000	202,500
Sally Holdings LLC/Sally Capital, Inc.	9.250%	11/15/14	350,000	362,250
Scientific Games International, Inc. (f)	9.250%	06/15/19	350,000	364,000
Seneca Gaming Corp.	7.250%	05/01/12	650,000	601,250
Tenneco, Inc.	8.625%	11/15/14	210,000	196,875
Tenneco, Inc.	8.125%	11/15/15	50,000	48,500
TRW Automotive, Inc. (f)	7.250%	03/15/17	600,000	528,000
Yonkers Racing Corp. (f)	11.375%	07/15/16	370,000	384,800

Total Consumer, Cyclical
(Cost $8,211,641)				8,870,187

Consumer, Non-cyclical — 0.5%
ACCO Brands Corp. (f)	10.625%	03/15/15	255,000	266,475
Alliance One International, Inc. (f)	10.000%	07/15/16	900,000	929,250
ARAMARK Corp.	8.500%	02/01/15	935,000	943,181
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	7.625%	05/15/14	750,000	675,000
Biomet, Inc.	10.000%	10/15/17	340,000	362,100
CHS/Community Health Systems, Inc.	8.875%	07/15/15	1,100,000	1,127,500
Constellation Brands, Inc.	7.250%	09/01/16	380,000	378,100
Deluxe Corp.	7.375%	06/01/15	95,000	91,081
Elan Corp. plc (f)	8.750%	10/15/16	485,000	478,744
HCA, Inc.	6.375%	01/15/15	1,250,000	1,112,500
HCA, Inc.	9.625%	11/15/16	1,100,000	1,144,000
Hertz Corp.	8.875%	01/01/14	600,000	606,000
Inverness Medical Innovations, Inc.	9.000%	05/15/16	575,000	571,406
Lender Processing Services, Inc.	8.125%	07/01/16	515,000	535,600
Omnicare, Inc.	6.125%	06/01/13	400,000	385,000
Service Corp. International	6.750%	04/01/16	550,000	539,000
Smithfield Foods, Inc. (f)	10.000%	07/15/14	435,000	456,750
Smithfield Foods, Inc.	7.750%	07/01/17	290,000	238,525
Tenet Healthcare Corp. (f)	10.000%	05/01/18	1,125,000	1,240,313
Tyson Foods, Inc.	10.500%	03/01/14	310,000	351,075
United Rentals North America, Inc. (f)	10.875%	06/15/16	360,000	385,200
Universal Hospital Services, Inc.	8.500%	06/01/15	375,000	367,500

Total Consumer, Non-cyclical
(Cost $12,422,573)				13,184,300

Energy — 0.3%
Arch Western Finance LLC	6.750%	07/01/13	815,000	801,756
Basic Energy Services, Inc. (f)	11.625%	08/01/14	455,000	482,300
Berry Petroleum Co.	10.250%	06/01/14	350,000	373,625
Chesapeake Energy Corp.	6.500%	08/15/17	1,215,000	1,114,762
Dynegy Holdings, Inc.	7.750%	06/01/19	900,000	767,250
El Paso Corp.	12.000%	12/12/13	485,000	552,900
Hornbeck Offshore Services, Inc.	6.125%	12/01/14	385,000	357,088
Kinder Morgan Finance Co. ULC	5.700%	01/05/16	585,000	557,212
Newfield Exploration Co.	6.625%	04/15/16	385,000	377,300
Peabody Energy Corp.	7.375%	11/01/16	585,000	590,850
PetroHawk Energy Corp. (f)	10.500%	08/01/14	475,000	510,625
Pioneer Natural Resources Co.	6.875%	05/01/18	475,000	453,299
Plains Exploration & Production Co.	7.750%	06/15/15	450,000	446,625
Range Resources Corp.	6.375%	03/15/15	550,000	534,875
SandRidge Energy, Inc. (f)	8.000%	06/01/18	410,000	394,625

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2009

Southwestern Energy Co.	7.500%	02/01/18	$350,000	$353,500

Total Energy
(Cost $8,121,701)				8,668,592

Financial — 0.4%
BAC Capital Trust XI	6.625%	05/23/36	1,260,000	1,099,350
Barclays Bank plc (f)	8.550%	09/29/49	485,000	441,350
CIT Group Funding Co. of Canada	4.650%	07/01/10	725,000	617,219
CIT Group, Inc.	5.650%	02/13/17	1,100,000	687,839
Citigroup Capital XXI (VRN)	8.300%	12/21/77	1,200,000	1,066,500
Citigroup, Inc.	5.875%	02/22/33	500,000	414,414
CPM Holdings, Inc. (f)	10.625%	09/01/14	380,000	392,350
Credit Agricole SA	9.750%	12/31/49	370,000	383,875
Ford Motor Credit Co. LLC	8.000%	12/15/16	1,125,000	1,043,737
Ford Motor Credit Co. LLC	8.700%	10/01/14	1,160,000	1,136,279
GMAC, Inc. (f)	8.000%	11/01/31	1,200,000	966,000
Host Hotels & Resorts LP - REIT	6.875%	11/01/14	600,000	586,500
Lloyds Banking Group plc (VRN) (f)	5.920%	12/31/49	910,000	518,700
NB Capital Trust IV	8.250%	04/15/27	975,000	950,625
Ventas Realty LP/Ventas Capital Corp.	6.500%	06/01/16	575,000	557,750
Wells Fargo & Co. (VRN)	7.980%	02/28/49	1,275,000	1,160,250

Total Financial
(Cost $10,980,787)				12,022,738

Industrial — 0.2%
Ball Corp.	7.125%	09/01/16	50,000	51,000
Ball Corp.	7.375%	09/01/19	70,000	71,050
Blount, Inc.	8.875%	08/01/12	400,000	407,000
Bombardier, Inc. (f)	8.000%	11/15/14	365,000	374,125
Case New Holland, Inc.	7.125%	03/01/14	370,000	362,600
Crown Americas	7.750%	11/15/15	350,000	356,125
ESCO Corp. (f)	8.625%	12/15/13	160,000	156,800
Harland Clarke Holdings Corp.	9.500%	05/15/15	1,000,000	895,000
Navios Maritime Holdings, Inc.	9.500%	12/15/14	370,000	349,650
Owens Corning, Inc.	9.000%	06/15/19	360,000	386,643
Owens-Brockway Glass Container, Inc.	7.375%	05/15/16	360,000	365,400
Plastipak Holdings, Inc. (f)	10.625%	08/15/19	450,000	477,000
Solo Cup Co. (f)	10.500%	11/01/13	350,000	371,000
SPX Corp.	7.625%	12/15/14	465,000	468,488
Texas Industries, Inc.	7.250%	07/15/13	480,000	460,800
Vought Aircraft Industries, Inc.	8.000%	07/15/11	700,000	693,000

Total Industrial
(Cost $5,695,190)				6,245,681

Technology — 0.2%
First Data Corp.	9.875%	09/24/15	805,000	743,619
First Data Corp.	10.550%	09/24/15	470,000	399,500
Freescale Semiconductor, Inc.	8.875%	12/15/14	500,000	382,500
Seagate Technology HDD Holdings, Inc.	6.800%	10/01/16	845,000	775,287
Sensata Technologies BV	8.000%	05/01/14	700,000	652,750
Stream Global Services, Inc. (f)	11.250%	10/01/14	625,000	596,588
Sungard Data Systems, Inc.	9.125%	08/15/13	530,000	535,300
Sungard Data Systems, Inc.	10.250%	08/15/15	270,000	275,400
Unisys Corp. (f)	12.750%	10/15/14	735,000	779,100
Unisys Corp. (f)	14.250%	09/15/15	400,000	412,000

Total Technology
(Cost $5,387,989)				5,552,044

Utilities — 0.2%
AES Corp. (The)	8.000%	10/15/17	370,000	372,313
Edison Mission Energy	7.200%	05/15/19	1,030,000	834,300
Energy Future Holdings Corp.	5.550%	11/15/14	985,000	672,210
Intergen NV (f)	9.000%	06/30/17	525,000	540,750

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2009

Mirant North America LLC	7.375%	12/31/13	$700,000	$696,500
NRG Energy, Inc.	7.375%	02/01/16	800,000	774,000
RRI Energy, Inc.	7.875%	06/15/17	600,000	585,750

Total Utilities
(Cost $4,280,289)				4,475,823

Total Corporate Bonds
(Cost $72,085,430)				77,367,402

Asset-Backed Securities — 0.8%
Ace Securities Corp., Ser. 2005-HE7, Class A2D (FRN) (STEP) (d)	0.576%	11/25/35	400,000	248,242
American Express Credit Account Master Trust, Ser. 2006-B, Class A (FRN) (f)	0.283%	08/15/13	1,600,000	1,587,841
Asset Backed Funding Certificates, Ser. 2005-WMC1, Class A2D (FRN) (STEP)	0.606%	06/25/35	1,034,403	999,522
Bank of America Credit Card Trust, Ser. 2006-A12, Class A12 (FRN)	0.263%	03/15/14	200,000	196,577
Bank of America Credit Card Trust, Ser. 2006-A15, Class A15 (FRN)	0.243%	04/15/14	1,671,000	1,640,314
Bank of America Credit Card Trust, Ser. 2007-A6, Class A6 (FRN)	0.303%	09/15/16	2,000,000	1,912,777
Bear Stearns Asset Backed Securities Trust, Ser. 2005-HE10, Class A2 (FRN) (STEP)	0.536%	11/25/35	116,821	112,995
Bear Stearns Asset Backed Securities Trust, Ser. 2006-HE1, Class 1A2 (FRN) (STEP)	0.466%	12/25/35	541,018	483,998
BNC Mortgage Loan Trust, Ser. 2006-1, Class M1 (FRN) (STEP) (d)	0.506%	10/25/36	500,000	1,657
Carrington Mortgage Loan Trust, Ser. 2005-NC5, Class A2 (FRN) (STEP)	0.566%	10/25/35	553,556	498,828
Chase Issuance Trust, Ser. 2006-A8, Class A8 (FRN)	0.303%	02/16/16	1,900,000	1,841,326
Citibank Credit Card Issuance Trust, Ser. 2005-A3, Class A3 (FRN)	0.316%	04/24/14	1,000,000	983,654
Citigroup Mortgage Loan Trust, Inc., Ser. 2007-AMC2, Class A3A (FRN) (STEP) (d)	0.326%	01/25/37	473,760	311,598
Countrywide Asset-Backed Certificates, Ser. 2004-1, Class 3A (FRN) (STEP)	0.526%	04/25/34	293,688	220,655
Credit-Based Asset Servicing and Securitization, Ser. 2005-CB2, Class M1 (FRN) (STEP)	0.686%	04/25/36	55,034	43,263
Downey Savings & Loan Association Mortgage Loan Trust, Ser. 2004-AR3, Class B2 (FRN) (STEP) (d)	1.346%	07/19/44	111,076	7,775
FBR Securitization Trust, Ser. 2005-2, Class AV31 (FRN) (STEP)	0.516%	09/25/35	233,073	223,815
First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2003-FF5, Class M2 (FRN) (STEP) (d)	2.496%	03/25/34	53,535	31,438
First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF10, Class A4 (FRN) (STEP)	0.566%	11/25/35	484,062	304,802
Home Equity Asset Trust, Ser. 2006-5, Class 2A3 (FRN) (STEP) (d)	0.396%	10/25/36	150,000	34,488
HSI Asset Securitization Corp. Trust, Ser. 2006-OPT2, Class 2A3 (FRN) (STEP)	0.436%	01/25/36	846,416	687,319
Indymac Residential Asset Backed Trust, Ser. 2005-D, Class AII3 (FRN) (STEP)	0.496%	03/25/36	1,316,901	941,366
Indymac Residential Asset Backed Trust, Ser. 2007-B, Class 2A3 (FRN) (STEP) (d)	0.446%	07/25/37	907,000	295,900
Long Beach Mortgage Loan Trust, Ser. 2005-3, Class 2A2 (FRN) (STEP)	0.526%	08/25/45	1,590,815	1,473,763
Long Beach Mortgage Loan Trust, Ser. 2005-WL2, Class M1 (FRN) (STEP) (d)	0.716%	08/25/35	400,000	201,339
Long Beach Mortgage Loan Trust, Ser. 2006-2, Class 2A3 (FRN) (STEP) (d)	0.436%	03/25/46	2,664,234	1,084,013
Long Beach Mortgage Loan Trust, Ser. 2006-4, Class 2A3 (FRN) (STEP) (d)	0.406%	05/25/36	1,050,000	383,578

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2009

	Interest Rate	Maturity Date	Principal Amount	Value
Master Asset Backed Securities Trust, Ser. 2004-HE1, Class A1 (FRN) (STEP)	0.646%	09/25/34	$89,400	$86,189
Morgan Stanley ABS Capital I, Ser. 2002-HE3, Class A2 (FRN) (STEP)	1.326%	03/25/33	303,687	236,680
Morgan Stanley ABS Capital I, Ser. 2005-HE6, Class A2C (FRN) (STEP) (d)	0.566%	11/25/35	900,000	600,217
New Century Home Equity Loan Trust, Ser. 2003-2, Class M2 (FRN) (STEP) (d)	3.246%	01/25/33	397,203	188,425
Nomura Home Equity Loan, Inc., Ser. 2005-FM1, Class 2A3 (FRN) (STEP)	0.626%	05/25/35	24,692	24,456
Residential Asset Mortgage Products, Inc., Ser. 2006-RS2, Class A2 (FRN) (STEP) (d)	0.446%	03/25/36	634,629	435,346
Residential Asset Securities Corp., Ser. 2004-KS9, Class AII4 (FRN) (STEP) (d)	0.846%	10/25/34	140,888	55,327
Residential Asset Securities Corp., Ser. 2006-EMX8, Class 1A3 (FRN) (STEP) (d)	0.416%	10/25/36	700,000	183,902
Securitized Asset Backed Receivables LLC Trust, Ser. 2005-HE1, Class A3C (FRN) (STEP)	0.576%	10/25/35	152,526	114,382
Soundview Home Equity Loan Trust, Ser. 2005-3, Class M1 (FRN) (STEP)	0.726%	06/25/35	177,583	174,170
Soundview Home Equity Loan Trust, Ser. 2005-OPT3, Class A4 (FRN) (STEP)	0.546%	11/25/35	3,237,587	2,702,060
Soundview Home Equity Loan Trust, Ser. 2005-OPT4, Class 2A3 (FRN) (STEP)	0.506%	12/25/35	176,228	133,164
Specialty Underwriting & Residential Finance, Ser. 2005-BC4, Class A2B (FRN) (STEP)	0.476%	09/25/36	679,608	605,535
Washington Mutual Asset-Backed Certificates, Ser. 2006-HE2, Class A3 (FRN) (STEP) (d)	0.396%	05/25/36	400,000	149,007
Washington Mutual, Inc., Ser. 2005-AR1, Class A3 (FRN) (STEP) (d)	0.606%	01/25/45	293,953	63,646
Wells Fargo Home Equity Trust, Ser. 2005-3, Class AI1A (FRN) (STEP)	0.516%	11/25/35	228,988	223,296

Total Asset-Backed Securities
(Cost $28,713,540)				22,728,645

Mortgage-Backed Securities - Private Issuers — 1.5%
American Home Mortgage Investment Trust, Ser. 2004-1, Class 4A (FRN) (d)	2.639%	04/25/44	78,059	56,530
American Home Mortgage Investment Trust, Ser. 2004-4, Class 4A (FRN) (d)	4.390%	02/25/45	327,259	263,500
American Home Mortgage Investment Trust, Ser. 2005-1, Class 6A (FRN) (d)	5.294%	06/25/45	517,698	317,852
Banc of America Commercial Mortgage, Inc., Ser. 2005-3, Class A3A	4.621%	07/10/43	670,000	665,463
Banc of America Commercial Mortgage, Inc., Ser. 2006-2, Class A1	5.611%	05/10/45	2,415,359	2,461,451
Banc of America Commercial Mortgage, Inc., Ser. 2007-4, Class A4 (VRN)	5.935%	02/10/51	2,705,000	2,404,145
Bank of America Funding Corp., Ser. 2004-B, Class 1A2 (VRN)	5.045%	12/20/34	191,892	145,720
Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2002-TOP6, Class A2	6.460%	10/15/36	2,000,000	2,108,992
Citigroup Mortgage Loan Trust, Inc., Ser. 2007-AR5, Class 1A2A (VRN) (d)	5.605%	04/25/37	543,674	275,657
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD5, Class A4 (VRN)	5.886%	11/15/44	4,000,000	3,732,392
GE Capital Commercial Mortgage Corp., Ser. 2001-3, Class A2	6.070%	06/10/38	500,000	527,247
GE Capital Commercial Mortgage Corp., Ser. 2002-1A, Class A3	6.269%	12/10/35	480,000	509,082
GE Capital Commercial Mortgage Corp., Ser. 2007-C1, Class A3	5.481%	12/10/49	500,000	443,529
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG3, Class A2	4.305%	08/10/42	3,196,043	3,177,346

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2009

	Interest Rate	Maturity Date	Principal Amount	Value
Harborview Mortgage Loan Trust, Ser. 2004-7, Class 2A2 (VRN) (d)	3.370%	11/19/34	$93,801	$58,739
Harborview Mortgage Loan Trust, Ser. 2005-9, Class 2A1A (FRN) (STEP) (d)	0.586%	06/20/35	117,980	66,576
Impac CMB Trust, Ser. 2004-9, Class M4 (FRN) (STEP) (d)	1.821%	01/25/35	87,449	13,790
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2004-CB8, Class A3	4.007%	01/12/39	5,000,000	5,017,517
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class A4	4.738%	07/15/42	1,950,000	1,904,705
LB-UBS Commercial Mortgage Trust, Ser. 2003-C3, Class A4	4.166%	05/15/32	500,000	494,589
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-4, Class A3 (VRN)	5.172%	12/12/49	3,000,000	2,527,003
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-8, Class A3 (VRN)	6.156%	08/12/49	4,000,000	3,198,978
MLCC Mortgage Investors, Inc., Ser. 2004-D, Class A2 (FRN) (STEP)	1.156%	08/25/29	154,342	147,527
Morgan Stanley Capital I, Ser. 2007-HQ11, Class A31	5.439%	02/12/44	770,000	723,534
Nomura Asset Securities Corp., Ser. 1998-D6, Class A3 (VRN)	7.424%	03/15/30	4,000,000	4,283,003
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2005-19XS, Class 1A1 (FRN) (STEP) (d)	0.566%	10/25/35	461,304	248,435
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2007-7, Class 2AS2 (VRN) (d)	5.633%	08/25/37	464,507	250,919
Structured Asset Securities Corp., Ser. 2005-RF1, Class A (FRN) (d)	0.596%	03/25/35	412,088	303,899
Structured Asset Securities Corp., Ser. 2005-RF3, Class 1A (FRN) (d) (f)	0.596%	06/25/35	835,507	624,783
Structured Asset Securities Corp., Ser. 2006-BC2, Class A2 (FRN) (STEP)	0.296%	09/25/36	810,994	775,472
Structured Asset Securities Corp., Ser. 2006-NC1, Class A4 (FRN) (STEP) (d)	0.396%	05/25/36	200,000	66,843
Structured Asset Securities Corp., Ser. 2007-EQ1, Class A2 (FRN) (STEP) (d)	0.336%	03/25/37	412,419	244,144
Structured Asset Securities Corp., Ser. 2007-OSI, Class A4 (FRN) (STEP) (d)	0.446%	06/25/37	1,000,000	147,474
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C29, Class A4	5.308%	11/15/48	3,500,000	3,151,495

Total Mortgage-Backed Securities - Private Issuers
(Cost $42,283,098)				41,338,331

Mortgage-Backed Securities - US Government Agency Obligations — 0.9%
FHLMC Pool #1J3788 (FRN)	5.128%	02/01/38	1,136,307	1,191,367
FHLMC Pool #1M1044 (FRN)	3.753%	09/01/36	762,138	775,506
FHLMC Pool #781697 (FRN)	2.936%	07/01/34	238,605	242,404
FHLMC Pool #G18022	5.500%	11/01/19	2,555,539	2,729,435
FHLMC, Ser. 2003-2591, Class WP	3.500%	02/15/30	351,738	356,544
FHLMC, Ser. 2003-2640, Class DL	3.500%	11/15/16	144,587	146,946
FHLMC, Ser. 2003-2705, Class LB	4.500%	09/15/26	531,857	543,653
FHLMC, Ser. 2003-2725, Class PC	4.500%	05/15/28	601,138	616,408
FHLMC, Ser. 2004-2882, Class HI (IO)	5.000%	05/15/18	36,262	3,069
FHLMC, Ser. 2004-2891, Class LA	5.000%	06/15/24	78,353	78,636
FHLMC, Ser. 2005-2934, Class HI (IO)	5.000%	02/15/20	93,188	9,393
FHLMC, Ser. 2005-2934, Class KI (IO)	5.000%	02/15/20	45,619	4,736
FHLMC, Ser. 2005-2964, Class NA	5.500%	02/15/26	539,381	551,122
FHLMC, Ser. 2005-2967, Class JI (IO)	5.000%	04/15/20	50,546	6,212
FHLMC Strip, Ser. 2004-227, Class IO (IO)	5.000%	12/01/34	400,718	76,125
FHLMC Strip, Ser. 2005-232, Class IO (IO)	5.000%	08/01/35	186,520	33,401
FHLMC Strip, Ser. 2005-233, Class 5 (IO)	4.500%	09/15/35	71,031	11,214
FHLMC Structured Pass Through Securities, Ser. 2003-T57, Class 1A3	7.500%	07/25/43	431,249	480,439
FNMA Pool #685563 (FRN)	4.881%	01/01/33	514,995	531,241

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2009

	Interest Rate	Maturity Date	Principal Amount	Value
FNMA Pool #693348 (FRN)	3.066%	02/01/33	$2,469,535	$2,520,970
FNMA Pool #739758 (FRN)	2.819%	08/01/33	264,313	269,394
FNMA Pool #806765 (FRN)	4.532%	11/01/34	253,583	261,528
FNMA Pool #815054 (FRN)	4.408%	04/01/35	505,249	523,865
FNMA Pool #828480 (FRN)	4.965%	06/01/35	315,493	329,010
FNMA Pool #831360	5.500%	03/01/21	410,924	435,932
FNMA Pool #834928 (FRN)	5.066%	07/01/35	545,946	566,419
FNMA Pool #847637	4.681%	01/01/34	251,674	258,101
FNMA Pool #865792	5.500%	03/01/21	395,559	419,632
FNMA Pool #879906 (FRN)	4.123%	10/01/33	1,363,961	1,412,106
FNMA Pool #889487 (FRN)	4.160%	08/01/35	429,085	445,450
FNMA Pool #894611 (FRN)	4.453%	03/01/36	2,538,832	2,642,322
FNMA Pool #894613 (FRN)	4.483%	03/01/36	2,027,277	2,110,008
FNMA Pool #985096	6.000%	12/01/38	1,688,526	1,783,780
FNMA Pool #991526	6.000%	11/01/38	699,934	739,419
FNMA Pool #995651	6.000%	11/01/37	1,356,717	1,438,205
FNMA, Ser. 2003-83, Class PC	4.000%	06/25/18	109,899	111,027
FNMA, Ser. 2005-86, Class WH	5.000%	11/25/25	1,043,276	1,069,473
FNMA, Ser. 2006-10, Class FD (FRN)	0.596%	03/25/36	95,550	92,992
FNMA Strip, Ser. 2005-357, Class 2 (IO)	5.000%	03/01/35	176,275	32,881
FNMA Strip, Ser. 2005-360, Class 2 (IO)	5.000%	08/01/35	1,149,330	209,686
FNMA Strip, Ser. 2005-365, Class 4 (IO)	5.000%	04/01/36	66,272	8,900
FNMA Whole Loan, Ser. 2002-W8, Class A3	7.500%	06/25/42	471,938	526,506

Total Mortgage-Backed Securities - US Government Agency Obligations
(Cost $26,416,752)				26,595,457

Bank Loans — 0.1%
CIT Group, Inc.	4.000%	01/18/12	150,000	154,312
Consolidated Container Co.	6.000%	09/28/14	500,000	408,125
Federal-Mogul Corp. - Term Loan B	2.218%	12/27/15	331,081	254,381
Federal-Mogul Corp. - Term Loan C	2.218%	12/27/15	168,919	129,786
Texas Competitive Electric Holdings Co. LLC	3.780%	10/10/14	600,000	476,550

Total Bank Loans
(Cost $1,365,950)				1,423,154

US Treasury Securities — 14.8%
US Treasury Inflation Indexed Bond	3.375%	04/15/32	9,342,487	11,535,057
US Treasury Inflation Indexed Bond	2.375%	01/15/25	24,450,082	25,634,395
US Treasury Inflation Indexed Bond (g)	2.500%	01/15/29	15,748,513	16,924,738
US Treasury Inflation Indexed Bond	1.750%	01/15/28	71,960,000	68,946,675
US Treasury Inflation Indexed Note	2.000%	01/15/14	13,054,048	13,519,098
US Treasury Inflation Indexed Note (g)	1.875%	07/15/15	24,801,504	25,623,054
US Treasury Inflation Indexed Note (g)	2.375%	04/15/11	22,568,416	23,238,427
US Treasury Inflation Indexed Note (h)	0.625%	04/15/13	42,386,656	42,293,914
US Treasury Inflation-Indexed Note	1.375%	07/15/18	74,903,250	74,154,217
US Treasury Inflation-Indexed Note (g)	2.125%	01/15/19	28,287,138	29,701,495

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2009

	Interest Rate	Maturity Date	Principal Amount	Value
US Treasury Inflation-Indexed Note	1.625%	01/15/18	$86,352,000	$87,215,520

Total US Treasury Securities
(Cost $409,551,403)				418,786,590

	Number of Shares	Value

Acquired Funds — 15.5%
Exchange-Traded Funds — 0.2%
iShares iBoxx $ High Yield Corporate Bond Fund	65,000	5,612,750

Mutual Funds — 3.8%
PIMCO Commodity RealReturn Strategy Fund	5,193,098	39,934,923
Vanguard High-Yield Corporate Fund	12,480,715	66,272,597

Total Mutual Funds
(Cost $88,997,561)		106,207,520

Private Investment Funds (i) — 11.5%
Canyon Value Realization Fund, LP (a) (b) (d) (e)		42,128,893
Convexity Capital Offshore, LP (a) (b) (d) (e)		62,761,471
Farallon Capital Institutional Partners, LP (a) (b) (d) (e)		35,520,612
Joho Partners, LP (a) (b) (d) (e)		18,634,879
Lansdowne UK Equity Fund Ltd. (a) (b) (d) (e)	111,562	42,574,710
Lone Cascade, LP (a) (b) (d) (e)		13,462,651
Lone Picea, LP, Class E (a) (b) (d) (e)		926,123
Lone Picea, LP, Class F (a) (b) (d) (e)		1,382,091
Lone Picea, LP, Class H (a) (b) (d) (e)		1,343,062
Lone Redwood, LP (a) (b) (d) (e)		10,114,084
Maverick Fund USA Ltd. (a) (b) (d) (e)		27,220,107
Nomad Investment Co. Ltd., Class A (a) (b) (d) (e)	5,894	14,493,025
Nomad Investment Co. Ltd., Class R (a) (b) (d) (e)	2,784	6,733,949
OZ Domestic Partners, LP (a) (b) (d) (e)		16,319,286
Regiment Capital Ltd. (a) (b) (d) (e)	45,152	9,620,632
Tosca (a) (b) (d) (e)	64,980	3,968,215
Tosca Asia (a) (b) (d) (e)	231,455	17,769,733

Total Private Investment Funds
(Cost $227,015,759)		324,973,523

Total Acquired Funds
(Cost $320,938,961)		436,793,793

Preferred Stocks — 0.1%
Anglo Platinum Ltd., 6.38% (South Africa)	5,456	68,273
Malaysian Airline System Berhad, 30.0% (Malaysia)	40,000	8,899
Simon Property Group, Inc., 6.0% (United States)	22,400	1,360,800

Total Preferred Stocks
(Cost $701,834)		1,437,972

Purchased Options — 0.0%
EUR Put vs. Currencies (GBP Strike 0.7992, CHF Strike 1.5216, JPY Strike 139.82), Expiring 09/16/10 (a) (b) (d)	50,000,000	51,000
S&P 500 Index (Strike 600), Expiring 12/19/09 (a) (b) (d)	150,000	82,500
S&P 500 Index (Strike 700), Expiring 12/19/09 (a) (b) (d)	150,000	202,500

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2009

		Value
S&P 500 Index (Strike 800), Expiring 12/19/09 (a) (b) (d)	150,000	$570,000

Total Purchased Options
(Cost $10,026,500)		906,000

Rights — 0.0%	Number of Contracts
BNP Paribas, Expiring 10/13/09 (France) (a)	15,011	32,510
Deutsche Wohnen AG, Expiring 10/07/09 (Germany) (a)	27,900	43,277
Fortis, Expiring 07/04/14 (Belgium) (a) (d)	131,425	—
Genting Singapore plc, Expiring 10/12/09 (Singapore) (a)	53,086	12,060

Total Rights
(Cost $174,514)		87,847

Warrants — 0.0%
Global Yellow Pages Ltd. Warrants Expiring 09/10/14 (Singapore) (a)	146,000	3,109
Matahari Putra Prima Tbk Warrants Expiring 07/12/10 (Indonesia) (a)	530,600	7,631

Total Warrants
(Cost $6,997)		10,740

	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Investments — 25.9%

Repurchase Agreement — 4.9%
State Street Bank & Trust Co. Repurchase Agreement issued on 09/30/09 (proceeds at maturity $139,835,852) (Collateralized by US Treasury Bills,  due 12/10/09 through 03/11/10 with a total principal value of $142,730,000 and a total market value of $142,662,919)

(Cost $139,835,813)	0.010%	10/01/09	$139,835,813	139,835,813

US Treasury Securities — 21.0%
US Treasury Bill (j)		10/22/09	20,000,000	19,999,560
US Treasury Bill (j)		11/12/09	57,000,000	56,996,694
US Treasury Bill (j)		11/19/09	40,000,000	39,996,480
US Treasury Bill (j)		11/27/09	20,000,000	19,998,260
US Treasury Bill (j)		12/03/09	40,000,000	39,996,000
US Treasury Bill (j)		12/31/09	59,000,000	58,982,123
US Treasury Bill (h) (j)		02/11/10	80,000,000	79,963,920
US Treasury Bill (j)		02/18/10	40,000,000	39,979,480
US Treasury Bill (j)		02/25/10	55,000,000	54,969,255
US Treasury Bill (j)		03/18/10	20,000,000	19,985,820

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2009

	Interest Rate	Maturity Date	Principal Amount	Value
US Treasury Bill (j)		03/25/10	$162,000,000	$161,873,964

Total US Treasury Securities
(Cost $592,576,528)				592,741,556

Total Short-Term Investments
(Cost $732,412,341)				732,577,369

Total Investments — 102.3%
(Cost $2,700,435,807)				2,889,170,006

Liabilities in Excess of Other Assets — (2.3%)				(64,709,847)

Net Assets — 100.0%				$2,824,460,159

	Number of Shares	Value

Securities Sold Short — (0.6%)

Common Stocks — (0.6%)

Commercial Services & Supplies — 0.0%
Regus plc(United Kingdom)	(547,600)	(877,644)

Real Estate Investment Trusts (REITs) — (0.6%)
Alexandria Real Estate Equities, Inc.	(20,100)	(1,092,435)
AMB Property Corp.	(82,800)	(1,900,260)
Associated Estates Realty Corp.	(84,101)	(809,052)
Cominar Real Estate Investment Trust(Canada)	(43,900)	(799,561)
HRPT Properties Trust	(201,000)	(1,511,520)
Liberty Property Trust	(90,300)	(2,937,459)
Mack-Cali Realty Corp.	(88,600)	(2,864,438)
Morguard Real Estate Investment Trust(Canada)	(69,500)	(747,807)
Parkway Properties, Inc.	(57,100)	(1,124,870)
Realty Income Corp.	(38,600)	(990,090)
Senior Housing Properties Trust	(50,700)	(968,877)
Total Real Estate Investment Trusts (REITs)		(15,746,369)

Road & Rail — 0.0%
Dollar Thrifty Automotive Group, Inc. (a)	(41,100)	(1,010,649)

Total Common Stocks
(Proceeds $(13,583,284))		$(17,634,662)

Total Securities Sold Short
(Proceeds $(13,583,284))		$(17,634,662)

ADR	American Depositary Reciept
ADS	American Depositary Share
CHF	Swiss franc
CVA	Certificaaten van aandelen (share certificates)
EUR	Euro
FHLMC	Freddie Mac
FNMA	Fannie Mae
FRN	Floating Rate Note. Rate disclosed represents rate as of September 30, 2009.
GBP	British pound
IO	Interest-Only Security
JSE	Johannesburg Stock Exchange
JPY	Japanese yen
LSE	London Stock Exchange
MSCI	Morgan Stanley Capital International
NYSE	New York Stock Exchange

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2009

REIT	Real Estate Investment Trust
SPADR	Sponsored ADR
STEP	A bond that pays an initial coupon rate for the first period, and a higher coupon rate for the following periods.
TSE	Toronto Stock Exchange
UNIT	A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
VRN	Variable Rate Note. Rate disclosed represents rate as of September 30, 2009.
VVPR	Verminderde Voorheffing Précompte Réduit (France dividend coupon)

*
Approximately 25% of the fund's total investments are maintained to cover "senior securities transactions" which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund's "senior securities" holdings to maintain proper coverage for the transactions.

(a)	Non income-producing security.
(b)
Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $330,728,452, which represents 11.71% of the fund's net assets.

(c)
A tracking stock is a common stock issued by a parent company that tracks the performance of a particular division without having claim on the assets of the division or the parent company.  Also known as a "designer stock".

(d)	Illiquid security.
(e)
Restricted Securities. The following restricted securities were held by the fund as of September 30, 2009, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund's net assets. All of the below securities are illiquid, with the exception of Canyon Value Realization Fund, LP.  TIP’s valuation committee has deemed 14% of Canyon Value Realization Fund, LP to be illiquid in accordance with procedures approved by the TIP board of directors.  The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

Investment	Date of Acquisition	Cost	Value
Bell Aliant Regional Communications Income Fund	07/11/06	$46,436	$40,731
Canyon Value Realization Fund, LP	12/31/97 - 04/03/06	23,797,935	42,128,893
Convexity Capital Offshore, LP	2/16/06	42,000,000	62,761,471
Eurocastle Investment Ltd.	6/19/09	234,881	360,577
Farallon Capital Institutional Partners, LP	04/01/95 - 11/01/05	17,746,139	35,520,612
Jazz Air Income Fund	03/12/07 - 05/22/07	66,081	30,422
Joho Partners, LP	01/03/07	15,000,000	18,634,879
Lansdowne UK Equity Fund Ltd.	06/01/06 - 09/01/07	26,000,000	42,574,710
Lone Cascade, LP	01/03/06 - 01/02/08	13,788,000	13,462,651
Lone Picea, LP, Class E	01/02/09	964,000	926,123
Lone Picea, LP, Class F	01/03/05	1,617,000	1,382,091
Lone Picea, LP, Class H	01/02/03 - 01/02/04	1,315,000	1,343,062
Lone Redwood, LP	12/29/98	3,154,356	10,114,084
Maverick Fund USA Ltd.	01/03/06 - 10/01/07	20,000,000	27,220,107
Nomad Investment Co. Ltd., Class A	10/02/06	14,000,000	14,493,025
Nomad Investment Co. Ltd., Class R	02/01/08	8,000,000	6,733,949
OZ Domestic Partners, LP	12/31/01 - 09/30/03	9,000,000	16,319,286
Regiment Capital Ltd.	06/30/03	6,000,000	9,620,632
Tosca	12/30/03 - 07/30/04	4,633,329	3,968,215
Tosca Asia	03/01/07	20,000,000	17,769,733
Total			$325,405,253

(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Security or a portion thereof is held as collateral by the counterparty for reverse repurchase agreements. See Note 5 to the Notes to Schedules of Investments.
(h)	Security or a portion thereof is held as initial margin for financial futures.
(i)	Portfolio holdings information of the Private Investment Funds is not available as of September 30, 2009. These positions are therefore grouped into their own industry classification.
(j)	Treasury bills and discount notes do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

Financial Futures Contracts

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2009

Number of Contracts	Type	Initial Notional Value/ (Proceeds)	Notional Value at September 30, 2009	Unrealized Appreciation/ (Depreciation)
	Long Financial Futures Contracts
225	December 2009 ASX S&P 200 Index	$22,783,073	$23,556,390	$773,317
391	December 2009 Australian Dollar	33,452,212	34,306,340	854,128
930	December 2009 British Pound	96,479,695	93,011,625	(3,468,070)
514	December 2009 Canadian Dollar	47,623,161	48,130,960	507,799
395	December 2009 Dow Jones EURO STOXX 50 Index	16,550,066	16,514,113	(35,953)
546	December 2009 Japanese Yen	74,179,134	76,180,650	2,001,516
446	December 2009 S&P 500 Index	116,371,674	117,398,350	1,026,676
219	December 2009 Swiss Franc	26,336,347	26,444,250	107,903
511	December 2009 Topix Index	53,630,948	51,803,041	(1,827,907)
76	December 2009 5-Year Interest Rate Swap	7,988,097	8,020,375	32,278
18	December 2009 5-Year US Treasury Note	2,087,082	2,089,688	2,606
7	September 2010 90-Day Eurodollar	1,724,793	1,726,113	1,320
7	December 2010 90-Day Eurodollar	1,717,655	1,719,288	1,633
7	March 2011 90-Day Eurodollar	1,711,005	1,713,250	2,245
7	June 2011 90-Day Eurodollar	1,704,705	1,707,650	2,945

				(17,564)

	Short Financial Futures Contracts
14	December 2009 10-Year Interest Rate Swap	(1,443,887)	(1,452,938)	(9,051)
30	December 2009 30-Year US Treasury Bond	(3,585,863)	(3,641,250)	(55,387)
135	December 2009 2-Year US Treasury Note	(29,174,130)	(29,290,781)	(116,651)
88	December 2009 10-Year US Treasury Note	(10,254,288)	(10,412,875)	(158,587)
3	December 2009 90-Day Eurodollar	(746,918)	(747,225)	(307)
3	March 2010 90-Day Eurodollar	(745,492)	(745,312)	180
3	June 2010 90-Day Eurodollar	(743,168)	(742,725)	443
6	September 2011 90-Day Eurodollar	(1,459,710)	(1,459,425)	285
17	December 2011 90-Day Eurodollar	(4,101,682)	(4,123,350)	(21,668)
17	March 2012 90-Day Eurodollar	(4,093,520)	(4,113,788)	(20,268)
17	June 2012 90-Day Eurodollar	(4,085,595)	(4,104,863)	(19,268)
17	September 2012 90-Day Eurodollar	(4,079,157)	(4,097,850)	(18,693)
11	December 2012 90-Day Eurodollar	(2,646,160)	(2,647,150)	(990)
11	March 2013 90-Day Eurodollar	(2,643,136)	(2,644,263)	(1,127)
11	June 2013 90-Day Eurodollar	(2,639,836)	(2,641,238)	(1,402)

				(422,491)

				$(440,055)

Swap Contracts

Expiration Date	Counterparty		Pay	Receive	Notional Amount	Net Unrealized Appreciation/ (Depreciation)

Total Return Swap Contracts

Long Total Return Swap Contracts
01/29/2010	Goldman Sachs International	(b)	3 Month LIBOR plus a specified spread	MSCI AC World Daily	$38,469,955	$3,741,563
03/31/2010	Goldman Sachs International	(b)	1 Month LIBOR plus a specified spread	MSCI Daily TR Net Emerging Markets	66,225,096	781,042
09/21/2010	Merrill Lynch International	(d)	1 Month LIBOR plus a specified spread	Tabreed UH	473,950	28,292

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2009

Swap Contracts

Expiration Date	Counterparty		Pay	Receive	Notional Amount	Net Unrealized Appreciation/ (Depreciation)

09/28/2010	Merrill Lynch International	(d)	1 Month LIBOR plus a specified spread	Tabreed UH	354,655	16,110
09/30/2010	Merrill Lynch International	(d)	1 Month LIBOR plus a specified spread	Tabreed UH	250,032	4,495

						$4,571,502
Short Total Return Swap Contracts
08/31/2010	Barclays Capital	(b)(d)	MSCI Daily TR World Gross Energy	1 Month LIBOR plus a specified spread	26,575,983	(105,405)

						$4,466,097

Written Option Contract Reconciliation as of September 30, 2009

	Number of Contracts	Premiums
Outstanding at beginning of period	—	$—
Options Written	500	3,118,500
Options terminated in closing purchase transactions	(500)	(3,118,500)
Outstanding at end of period	—	$—

Derivative Disclosure

The following tables provide quantitative disclosure about fair value amounts of and gains and losses on the fund’s derivative instruments as of September 30, 2009.  See Note 3, Derivatives and Other Financial Instruments, for qualitative disclosures.  These derivatives are not accounted for as hedging instruments under FASB Accounting for Derivative Instruments and Hedging Activities.  The period-end notional amounts disclosed in the Schedule of Investments are representative of the fund’s derivative activity throughout the reporting period.

The following table lists the fair values of the fund’s derivative holdings as of September 30, 2009, grouped by contract type and risk exposure category as defined in ASC 815.

Derivative Type	Interest Rate Risk	Foreign Exchange Risk	Equity Risk	Total
Asset Derivatives
Rights	$—	$—	$87,847	$87,847
Warrants	—	—	10,740	10,740
Options Purchased	—	51,000	855,000	906,000
Swaps Contracts	—	—	4,571,502	4,571,502
Futures Contracts	43,935	3,471,346	1,799,993	5,315,274
Total Value - Assets	$43,935	$3,522,346	$7,325,082	$10,891,363
Liability Derivatives
Swaps Contracts	$—	$—	$(105,405)	$(105,405)
Futures Contracts	(423,399)	(3,468,070)	(1,863,860)	(5,755,329)
Total Value - Liabilities	$(423,399)	$(3,468,070)	$(1,969,265)	$(5,860,734)

See accompanying Notes to Schedule of Investments.

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*	September 30, 2009

	Number of Shares	Value

Investments — 98.6% of net assets

Common Stocks — 69.6%

Australia — 4.4%
Alumina Ltd. (a)	157,734	$250,770
Amcor Ltd.	237,883	1,148,698
Australia and New Zealand Banking Group Ltd.	27,060	580,081
BHP Billiton Ltd.	15,896	525,291
Caltex Australia Ltd. (a)	19,805	210,799
Foster's Group Ltd.	300,288	1,466,075
National Australia Bank Ltd.	36,382	983,389
QBE Insurance Group Ltd.	15,412	326,003
Santos Ltd.	45,961	612,982
Telstra Corp. Ltd.	600,326	1,729,259
Wesfarmers Ltd.	52,543	1,223,513
		9,056,860

Austria — 0.0%
BWIN Interactive Entertainment AG (a)	853	38,755
Oesterreichische Post AG	2,035	56,389
		95,144

Belgium — 0.1%
Fortis (a)	61,737	289,828
Fortis, Strip VVPR (a) (b)	39,122	114
		289,942

Brazil — 0.3%
Companhia de Concessoes Rodoviarias	13,600	232,680
Redecard SA	25,000	384,540
		617,220

Canada — 1.3%
AbitibiBowater, Inc.	12,095	6,891
Ace Aviation Holdings, Inc., Class A (a)	7,115	33,493
BCE, Inc.	17,929	441,924
Bell Aliant Regional Communications Income Fund (b) (c) (d)	565	14,771
Bombardier, Inc., Class B	175,803	816,085
Catalyst Paper Corp. (a)	91,463	22,638
Fraser Papers, Inc. (a) (b) (c)	16,670	—
Groupe Aeroplan, Inc.	5,895	54,510
Imperial Oil Ltd.	12,661	481,890
Jazz Air Income Fund (b) (c) (d)	3,206	10,990
Onex Corp.	3,094	75,829
Rogers Communications, Inc., Class B	27,139	766,275
		2,725,296

Chile — 0.3%
Enersis SA - SPADR	31,000	571,950

China — 1.0%
China Construction Bank Corp., Class H	691,000	549,858
China Shenhua Energy Co. Ltd.	127,000	545,998

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2009

	Number of Shares	Value

Hengan International Group Co. Ltd.	93,000	$562,234
Tsingtao Brewery Co. Ltd.	105,000	396,280
		2,054,370

Denmark — 1.0%
Carlsberg A/S, Class B	1,243	90,492
Coloplast A/S, Class B	4,376	367,396
GN Store Nord A/S (GN Great Nordic) (a)	56,511	308,913
Novo Nordisk A/S, Class B	1,242	78,009
Vestas Wind Systems A/S (a)	8,413	611,140
William Demant Holding (a)	7,342	546,992
		2,002,942

Finland — 1.0%
Metso Oyj	20,334	573,818
Sampo Oyj, Class A	30,970	780,367
Tieto Oyj	8,309	165,649
UPM-Kymmene Oyj	46,282	554,746
Wartsila Oyj Corp.	1,508	60,548
		2,135,128

France — 5.9%
Atos Origin SA (a)	3,541	179,011
AXA SA	15,692	424,605
BNP Paribas	6,436	514,766
Carrefour SA	50,226	2,280,255
Compagnie de Saint-Gobain	31,292	1,627,545
Eurofins Scientific	606	28,442
France Telecom SA	48,850	1,306,669
GDF Suez, Strip VVPR (a) (b)	6,615	10
Groupe Eurotunnel SA Registered	42,780	438,027
Lagardere S.C.A.	1,236	57,673
Legrand SA	12,494	348,052
Neopost SA	4,192	376,362
SA des Ciments Vicat	911	69,769
Sanofi-Aventis	7,649	561,558
SCOR SE	11,046	302,053
Societe Generale, Class A	15,235	1,227,644
Thales SA	9,144	453,819
Total SA	33,390	1,987,758
		12,184,018

Germany — 3.1%
BASF SE	12,011	635,915
Bayerische Motoren Werke AG	6,063	292,673
Daimler AG Registered	12,736	641,324
Deutsche Post AG	8,673	162,500
Deutsche Telekom AG	97,522	1,333,355
E.ON AG	12,461	529,133
Fresenius Medical Care AG & Co.	10,269	511,552
Fresenius Medical Care AG & Co. - ADR	6,363	316,496

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2009

	Number of Shares	Value

RWE AG	22,644	$2,105,767
		6,528,715

Hong Kong — 3.6%
Asia Satellite Telecommunications Holdings Ltd.	8,500	12,878
China Mobile Ltd.	42,000	412,457
First Pacific Co.	536,000	358,163
Genting Singapore plc (a)	49,224	38,788
Henderson Land Development Co.	45,000	294,897
Hong Kong & Shanghai Hotels Ltd. (The)	126,503	163,799
Hong Kong Aircraft Engineering Co. Ltd.	11,400	136,044
Hongkong Electric Holdings Ltd.	138,000	755,281
I - Cable Communications Ltd. (a)	321,000	40,181
Jardine Matheson Holdings Ltd.	56,720	1,718,329
Jardine Strategic Holdings Ltd.	54,312	918,165
Mandarin Oriental International Ltd.	39,881	53,061
Midland Holdings Ltd.	122,000	101,577
New World Development Ltd.	356,851	762,326
Next Media Ltd. (a)	200,000	25,443
Silver Grant International Ltd.	86,000	14,286
SmarTone Telecommunications Holdings Ltd.	132,978	102,500
Television Broadcasts Ltd.	47,000	202,388
Wharf (Holdings) Ltd. (The)	214,392	1,131,079
Wheelock & Co. Ltd.	71,000	231,600
		7,473,242

Indonesia — 0.5%
Bank Pan Indonesia Tbk PT (a)	3,672,270	324,681
Bank Permata Tbk PT (a)	5,572	546
Citra Marga Nusaphala Persada Tbk PT	156,500	15,541
Gudang Garam Tbk PT	55,000	84,666
Indofood Sukses Makmur Tbk PT	491,500	152,956
Matahari Putra Prima Tbk PT (a)	934,100	99,568
Mulia Industrindo Tbk PT (a) (b)	221,500	7,563
Semen Gresik (Persero) Tbk PT	551,000	357,758
		1,043,279

Ireland — 0.2%
DCC plc	3,261	83,989
Fyffes plc	169,090	101,476
Independent News & Media plc (a)	148,180	43,958
Paddy Power plc	2,404	73,199
Total Produce plc	79,313	41,890
		344,512

Italy — 2.1%
Banco Popolare Societa Cooperativa (a)	12,846	123,325
Fiat SpA (a)	49,509	638,566
Finmeccanica SpA	4,036	71,411
Intesa Sanpaolo (a)	274,997	1,217,321
Luxottica Group SpA - SPADR (a)	20,025	517,246
Natuzzi SpA - SPADR (a)	6,600	18,084
Saipem SpA	23,438	705,472

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2009

	Number of Shares	Value

UniCredit SpA (a)	286,247	$1,121,844
		4,413,269

Japan — 14.7%
Ajinomoto Co., Inc.	26,000	259,846
Alfresa Holdings Corp.	4,300	175,019
Astellas Pharma, Inc.	41,500	1,705,311
Bank of Yokohama Ltd. (The)	43,000	209,187
Canon, Inc.	50,450	2,018,190
Dai Nippon Printing Co. Ltd.	22,000	301,033
Dai-Dan Co. Ltd.	18,000	105,935
Dainippon Sumitomo Pharma Co. Ltd.	14,000	151,960
Denso Corp.	5,300	154,049
East Japan Railway Co.	4,600	330,339
Fukuoka Financial Group, Inc.	70,000	288,963
Hitachi Chemical Co. Ltd.	24,000	486,842
Hitachi Ltd. (a)	87,000	266,009
Hitachi Metals Ltd.	9,000	91,284
Isetan Mitsukoshi Holdings Ltd.	33,700	384,588
JS Group Corp.	26,300	458,365
Kao Corp.	84,600	2,085,562
Kawasaki Heavy Industries Ltd.	126,000	317,509
KDDI Corp.	220	1,237,504
Kinden Corp.	15,000	125,078
Kyowa Hakko Kirin Co. Ltd.	35,000	441,456
Marui Group Co. Ltd.	23,300	166,221
Matsushita Electric Works Ltd.	44,772	531,335
Millea Holdings, Inc.	41,700	1,205,373
Mitsubishi Corp.	27,100	544,262
Mitsubishi Tanabe Pharma Corp.	18,000	239,447
Mitsubishi UFJ Financial Group, Inc.	91,700	490,528
Mizuho Financial Group, Inc.	99,700	197,071
Namco Bandai Holdings, Inc.	19,400	198,259
Nippon Meat Packers, Inc.	20,000	255,822
Nippon Oil Corp.	36,000	200,620
Nippon Suisan Kaisha Ltd.	50,200	149,223
Nippon Telegraph & Telephone Corp.	14,000	646,263
Nitto Denko Corp.	17,600	535,310
NSK Ltd.	39,000	240,238
NTT Data Corp.	45	143,596
NTT DoCoMo, Inc.	169	269,303
Obayashi Corp.	53,000	231,228
OMRON Corp.	12,200	229,215
Onward Holdings Co. Ltd.	22,000	162,936
Secom Co. Ltd.	10,200	511,212
Sekisui House Ltd.	78,000	698,603
Seven & I Holdings Co. Ltd.	71,660	1,708,123
Shimizu Corp.	37,000	144,617
Shiseido Co. Ltd.	13,000	226,420
Sompo Japan Insurance, Inc.	41,000	273,472
Sony Corp.	9,800	286,643
Sumitomo Electric Industries Ltd.	45,400	588,935
Sumitomo Forestry Co. Ltd.	27,500	231,583
Sumitomo Mitsui Financial Group, Inc.	12,000	415,411
Taiyo Nippon Sanso Corp.	22,000	260,218
Takeda Pharmaceutical Co. Ltd.	45,200	1,882,863
TDK Corp.	2,200	126,106
Tokyo Electric Power Co., Inc. (The)	9,100	238,660

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2009

	Number of Shares	Value

Tokyo Electron Ltd.	1,800	$113,776
Tokyo Gas Co. Ltd.	128,000	531,094
Tokyo Ohka Kogyo Co. Ltd.	5,500	123,246
Toyo Seikan Kaisha Ltd.	13,000	248,919
Toyota Motor Corp.	33,500	1,318,424
West Japan Railway Co.	294	1,112,532
Yamada Denki Co. Ltd.	3,670	248,909
Yamato Holdings Co. Ltd.	39,000	636,437
YASKAWA Electric Corp.	34,000	243,546
		30,400,028

Luxembourg — 0.4%
ArcelorMittal	19,781	738,236

Malaysia — 0.6%
AMMB Holdings Berhad	154,587	189,747
Bumiputra-Commerce Holdings Berhad	130,799	418,103
Carlsberg Brewery Malaysia Berhad	25,000	30,301
Genting Malaysia Berhad	453,000	356,906
Malaysian Airline System Berhad (a)	50,100	43,072
Multi-Purpose Holdings Berhad	98,450	52,823
Sime Darby Berhad	86,152	210,907
		1,301,859

Mexico — 0.3%
America Movil SA de CV, Series L - ADR	1,625	71,224
Grupo Televisa SA - SPADR	28,100	522,379
Telefonos de Mexico SAB de CV, Series L - SPADR	1,300	22,672
Telmex Internacional SAB de CV, Series L - ADR	1,600	22,320
		638,595

Netherlands — 3.2%
Heineken NV	11,339	523,135
ING Groep NV - CVA (a)	44,310	791,744
Koninklijke (Royal) KPN NV	32,221	534,713
Koninklijke (Royal) Philips Electronics NV	11,621	283,270
Koninklijke Boskalis Westminster NV - CVA	12,989	444,461
Reed Elsevier NV	86,180	973,331
Royal Dutch Shell plc, Class A	78,594	2,248,454
Royal Dutch Shell plc, Class B	18,581	516,222
Wolters Kluwer NV	13,103	280,410
		6,595,740

New Zealand — 0.3%
PGG Wrightson Ltd. (a)	129,866	60,032
Telecom Corp. of New Zealand Ltd.	297,537	571,599
		631,631

Norway — 0.3%
DNB NOR ASA (a)	27,091	314,438

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2009

	Number of Shares	Value

StatoilHydro ASA	12,191	$273,980
		588,418

Philippines (The) — 0.9%
ABS-CBN Holdings Corp.	352,900	223,370
Ayala Corp.	92,209	588,473
Banco de Oro Unibank, Inc.	45,500	33,068
Benpres Holdings Corp. (a)	820,000	59,681
DMCI Holdings, Inc.	272,000	49,786
Globe Telecom, Inc.	18,580	383,748
Jollibee Foods Corp.	84,000	87,723
Philippine Long Distance Telephone Co. - SPADR	8,400	431,760
		1,857,609

Poland — 0.3%
Bank Pekao SA (a)	12,191	649,913

Russia — 0.4%
Lukoil OAO - SPADR	14,000	758,800

Singapore — 1.7%
Great Eastern Holdings Ltd.	32,000	308,006
GuocoLeisure Ltd.	208,000	104,159
Oversea-Chinese Banking Corp.	140,492	778,013
Singapore Telecommunications Ltd.	571,000	1,310,978
STATS ChipPAC Ltd. (a)	344,000	218,591
United Industrial Corp. Ltd.	19,000	24,713
United Overseas Bank Ltd.	67,000	792,503
Yellow Pages Singapore Ltd.	122,500	15,041
		3,552,004

South Africa — 0.9%
Anglo Platinum Ltd. (a)	932	83,393
AngloGold Ashanti Ltd.	987	40,045
City Lodge Hotels Ltd.	3,166	34,555
Clicks Group Ltd.	17,568	53,758
Discovery Holdings Ltd.	2,892	11,252
FirstRand Ltd.	57,183	126,269
Gold Fields Ltd.	3,352	45,905
Hosken Consolidated Investments Ltd.	11,439	93,484
JD Group Ltd.	3,792	22,549
Nedbank Group Ltd.	13,683	217,898
Pretoria Portland Cement Co. Ltd.	125,885	569,584
RMB Holdings Ltd.	66,305	242,207
Sun International Ltd. (a)	19,812	231,998
		1,772,897

South Korea — 0.4%
KB Financial Group, Inc. (a)	1,293	66,387
Korea Electric Power Corp. (a)	950	28,902
KT&G Corp.	7,475	452,794
POSCO	200	82,932
Samsung Electronics Co. Ltd.	170	117,211

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2009

	Number of Shares	Value

SK Telecom Co. Ltd.	565	$87,792
		836,018

Spain — 3.6%
Acciona SA	3,555	483,400
Acerinox SA	31,584	680,117
Banco Santander SA	118,552	1,915,300
Iberdrola SA	205,944	2,024,087
Prosegur, Compania de Seguridad SA	4,813	191,615
Telefonica SA	72,177	1,992,252
Viscofan SA	7,618	185,528
		7,472,299

Sweden — 0.9%
Assa Abloy AB, Class B	23,636	383,636
Hoganas AB, Class B	7,262	121,760
Modern Times Group AB, Class B	1,838	79,568
Svenska Cellulosa AB (SCA), Class B	24,108	327,364
Svenska Handelsbanken AB, Class A	20,311	519,114
Telefonaktiebolaget LM Ericsson, Class B	40,800	409,318
		1,840,760

Switzerland — 2.7%
Adecco SA	7,410	394,553
Compagnie Financiere Richemont SA	10,283	291,167
Geberit AG	2,866	440,600
Logitech International SA (a)	13,970	255,599
Novartis AG	53,927	2,707,162
PubliGroupe SA (a)	661	75,808
Roche Holding AG	5,064	819,746
Sonova Holding AG Registered	883	89,145
UBS AG Registered (a)	16,490	302,234
Zurich Financial Services AG	1,345	320,540
		5,696,554

Taiwan — 0.8%
Asustek Computer, Inc. - GDR Registered	47,808	381,986
Chunghwa Telecom Co. Ltd.	30,800	55,425
Chunghwa Telecom Co. Ltd. - ADR	21,920	395,437
Taiwan Semiconductor Manufacturing Co. Ltd.	397,589	798,191
Uni-President Enterprises Corp.	54,288	63,949
		1,694,988

Thailand — 0.7%
Advanced Info Service PCL	130,500	368,142
GMM Grammy PCL	104,000	47,004
Kasikornbank PCL	74,900	197,282
Land and Houses PCL	284,800	59,245
Matichon PCL (b)	218,400	44,451
MBK PCL	41,500	78,255
Post Publishing PCL (b)	193,900	28,322
Siam Cement PCL	77,000	513,948

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2009

	Number of Shares	Value

Thanachart Capital PCL	100,800	$52,497
		1,389,146

Turkey — 0.3%
Turkcell Iletisim Hizmetleri A/S - ADR	32,200	575,415

United Kingdom — 11.4%
Admiral Group plc	5,609	103,820
AMEC plc	5,163	62,371
Anglo American plc - ADR (a)	13,590	215,809
Anglo American plc - LSE Shares (a)	1,653	52,909
Arriva plc	46,434	372,244
Aviva plc	60,019	430,262
BAE Systems plc	89,141	497,473
Barclays plc (a)	97,342	575,291
BG Group plc	66,750	1,161,675
BHP Billiton plc	23,367	642,172
BP plc	322,206	2,853,772
Bradford & Bingley plc (b)	97,457	—
British American Tobacco plc	5,238	164,620
Bunzl plc	14,292	144,964
Cable & Wireless plc	213,753	490,573
Capita Group plc	57,661	666,043
Carnival plc	8,677	295,907
Compass Group plc	202,240	1,237,110
Daily Mail & General Trust NV, Class A	5,811	42,724
Devro plc	46,627	101,343
Diageo plc	32,310	496,329
Enterprise Inns plc	42,767	85,176
GlaxoSmithKline plc	99,148	1,951,042
Hays plc	93,855	156,192
HMV Group plc	22,914	38,430
Homeserve plc	3,247	82,694
ICAP plc	50,659	342,405
Informa plc	63,176	318,427
International Personal Finance	51,577	134,525
Intertek Group plc	29,678	601,948
Invensys plc	83,893	391,400
ITV plc	244,589	172,804
Ladbrokes plc	43,173	129,474
Lloyds Banking Group plc (a)	134,578	223,476
Northgate plc	6,578	24,841
Provident Financial plc	16,563	240,621
Reckitt Benckiser Group plc	13,979	683,174
Reed Elsevier plc	39,356	294,749
Rexam plc	53,911	224,898
Rightmove plc	10,392	92,154
Rio Tinto plc	11,074	475,199
Rolls-Royce Group plc (a)	10,232	77,035
Royal Bank of Scotland Group plc (a)	111,698	94,656
RSA Insurance Group plc	31,684	67,824
Sage Group plc	129,537	483,502
Smiths Group plc	11,058	157,134
Sportingbet plc (a)	79,661	89,031
Stagecoach Group plc	78,458	204,196
Tesco plc	75,916	485,764
Thomas Cook Group plc	117,709	437,515

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2009

	Number of Shares	Value

Tui Travel plc	99,774	$406,226
Unilever plc	70,050	2,000,970
Vodafone Group plc	761,779	1,709,753
WPP plc	24,016	206,429
		23,691,075

United States — 0.0%
NII Holdings, Inc., Class B (a)	3,408	102,172

Total Common Stocks
(Cost $144,342,570)		144,320,044

Acquired Funds — 14.5%

Private Investment Funds (e) — 14.5%
Convexity Capital Offshore, LP (a) (b) (c) (d)		9,157,783
Lansdowne UK Equity Fund Ltd. (a) (b) (c) (d)	40,375	15,408,186
Lone Dragon Pine, LP (a) (b) (c) (d)		3,897,720
Tosca (a) (b) (c) (d)	27,752	1,694,741
		30,158,430

Total Acquired Funds
(Cost $20,754,549)		30,158,430

Preferred Stocks — 0.4%
Hyundai Motor Co. Ltd., 3.98%(South Korea)	10,010	346,110
Malaysian Airline System Berhad, 30.0%(Malaysia)	20,000	4,449
Vale SA, 1.46%(Brazil)	22,240	459,463

Total Preferred Stocks
(Cost $815,863)		810,022

	Number of Contracts
Rights — 0.0%
BNP Paribas, Expiring 10/13/09 (France) (a)	6,436	13,939
Fortis, Expiring 07/04/14 (Belgium) (a) (b)	87,050	—

Total Rights
(Cost $0)		13,939

Warrants — 0.0%
Global Yellow Pages Ltd. Warrants Expiring 09/10/14 (Singapore) (a)	35,000	746

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2009

	Number of Contracts	Value

Matahari Putra Prima Tbk Warrants Expiring 07/12/10 (Indonesia) (a)	370,825	$5,333

Total Warrants
(Cost $4,890)		6,079

	Interest	Maturity	Principal
	Rate	Date	Amount	Value
Short-Term Investments — 14.1%

Repurchase Agreement — 3.0%
State Street Bank & Trust Co. Repurchase Agreement issued on 09/30/09 (proceeds at maturity $6,302,987) (collateralized by US Treasury Bills, due 02/11/10 through 03/11/10 with a principal value of $6,445,000 and a market value of $6,441,161)

(Cost $6,302,985)	0.010%	10/01/09	$6,302,985	6,302,985

US Treasury Securities — 11.1%
US Treasury Bill (f)		12/17/09	11,000,000	10,998,075
US Treasury Bill (f)		12/31/09	4,000,000	3,998,788
US Treasury Bill (f) (g)		02/11/10	8,000,000	7,996,392

Total US Treasury Securities
(Cost $22,987,414)				22,993,255

Total Short-Term Investments
(Cost $29,290,399)				29,296,240

Total Investments — 98.6%
(Cost $195,208,271)				204,604,754
Other Assets in Excess of Liabilities — 1.4%				2,837,513
Net Assets — 100.0%				$207,442,267

ADR	American Depositary Reciept
CVA	Certificaaten van aandelen (share certificates)
GDR	Global Depositary Reciept
LSE	London Stock Exchange
MSCI	Morgan Stanley Capital International
SPADR	Sponsored ADR
VVPR	Verminderde Voorheffing Précompte Réduit (France dividend coupon)

*
Approximately 20% of the fund's total investments are maintained to cover "senior securities transactions" which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund's "senior securities" holdings to maintain proper coverage for the transactions.

(a)	Non income-producing security.
(b)	Illiquid security.
(c)
Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $32,563,263, which represents 15.70% of the fund's net assets.

(d)
Restricted Securities. The following restricted securities were held by the fund as of September 30, 2009, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund's net assets. All of the below securities are illiquid. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

Investment	Date of Acquisition	Cost	Value
Bell Aliant Regional Communications Income Fund	07/11/06	$16,840	$14,771
Convexity Capital Offshore, LP	02/16/06	7,333,333	9,157,783
Jazz Air Income Fund	03/12/07 - 05/22/07	23,682	10,990
Lansdowne UK Equity Fund Ltd.	05/31/03	6,434,533	15,408,186
Lone Dragon Pine, LP	03/31/08	5,000,000	3,897,720
Tosca	06/30/04	1,986,683	1,694,741
Total			$30,184,191

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2009

(e)	Portfolio holdings information of the Private Investment Funds is not available as of September 30, 2009. These positions are therefore grouped into their own industry classification.
(f)	Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.
(g)	Security or a portion thereof is pledged as initial margin for financial futures contracts.

Financial Futures Contracts

Number of Contracts	Type	Initial Notional Value/ (Proceeds)	Notional Value at September 30, 2009	Unrealized Appreciation/ (Depreciation)
	Long Financial Futures Contracts
15	December 2009 ASX S&P 200 Index	$1,518,872	$1,570,426	$51,554
12	December 2009 British Pound	1,244,425	1,200,150	(44,275)
113	December 2009 Canadian Dollar	10,469,663	10,581,320	111,657
115	December 2009 Dow Jones EURO STOXX 50 Index	4,818,373	4,807,906	(10,467)
7	December 2009 EURO FX GLBX	1,267,768	1,281,437	13,669
38	December 2009 Swiss Franc	4,569,550	4,588,500	18,950
35	December 2009 Topix Index	3,673,353	3,548,154	(125,199)
63	December 2009 TSE 60 Index	7,943,181	7,980,255	37,074
				52,963
	Short Financial Futures Contracts
13	December 2009 Japanese Yen	(1,763,709)	(1,813,825)	(50,116)
				$2,847

Forward Currency Contracts

	Contract Amount				Unrealized Appreciation/ (Depreciation)

Contract Settlement Date	Receive		Deliver

10/01/09	Japanese Yen	2,140,823	US Dollar	23,882	$(33)
10/01/09	US Dollar	12,439	Japanese Yen	1,114,988	17
					$(16)

Total Return Swap Contracts
Expiration Date	Counterparty		Pay	Receive	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Long Total Return Swap Contracts
06/30/2010	Barclays Bank, PLC	(c)	1 Month LIBOR plus a specified spread	iShares MSCI Emerging Markets Index	$6,269,485	$134,624

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2009

Total Return Swap Contracts
Expiration Date	Counterparty		Pay	Receive	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
07/16/2010	Goldman Sachs International	(c)	3 Month LIBOR plus a specified spread	MSCI AC World Index ex USA	15,549,904	$1,701,400
08/31/2010	Goldman Sachs International	(c)	1 Month LIBOR plus a specified spread	MSCI Daily TR Net Emerging Markets	8,000,107	543,048
						$2,379,072

Derivative Disclosure

The following tables provide quantitative disclosure about fair value amounts of and gains and losses on the fund’s derivative instruments as of September 30, 2009.  See Note 3, Derivatives and Other Financial Instruments, for qualitative disclosures.  These derivatives are not accounted for as hedging instruments under FASB Accounting for Derivative Instruments and Hedging Activities.  The period-end notional amounts disclosed in the Schedule of Investments are representative of the fund’s derivative activity throughout the reporting period.

The following table lists the fair values of the fund’s derivative holdings as of September 30, 2009, grouped by contract type and risk exposure category as defined in ASC 815.

Derivative Type	Foreign Exchange Risk	Equity Risk	Total
Asset Derivatives
Rights	$—	$13,939	$13,939
Warrants	—	6,079	6,079
Swaps Contracts	—	2,379,072	2,379,072
Futures Contracts	144,276	88,628	232,904
Forward Contracts	17	—	17
Total Value - Assets	$144,293	$2,487,718	$2,632,011
Liability Derivatives
Futures Contracts	$(94,391)	$(135,666)	$(230,057)
Forward Contracts	(33)	—	(33)
Total Value - Liabilities	$(94,424)	$(135,666)	$(230,090)

See accompanying Notes to Schedule of Investments.

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*	September 30, 2009

	Number of Shares	Value

Investments — 102.8% of net assets

Common Stocks — 70.9%

Aerospace & Defense — 2.3%
AAR Corp. (a)	69,815	$1,531,741
General Dynamics Corp.	2,300	148,580
Goodrich Corp.	4,900	266,266
L-3 Communications Holdings, Inc.	4,200	337,344
Lockheed Martin Corp.	1,900	148,352
Northrop Grumman Corp.	7,900	408,825
Raytheon Co.	8,000	383,760
		3,224,868

Beverages — 1.9%
Coca-Cola Enterprises, Inc.	7,600	162,716
Constellation Brands, Inc., Class A (a)	139,400	2,111,910
PepsiCo, Inc.	6,800	398,888
		2,673,514

Biotechnology — 0.8%
Amgen, Inc. (a)	10,300	620,369
Biogen Idec, Inc. (a)	3,100	156,612
Gilead Sciences, Inc. (a)	6,200	288,796
		1,065,777

Capital Markets — 1.6%
Ameriprise Financial, Inc.	10,800	392,364
Franklin Resources, Inc.	4,500	452,700
Goldman Sachs Group, Inc. (The)	3,900	718,965
T. Rowe Price Group, Inc.	8,500	388,450
TD Ameritrade Holding Corp. (a)	12,400	243,288
		2,195,767

Chemicals — 2.9%
Ecolab, Inc.	7,300	337,479
International Flavors & Fragrances, Inc.	36,000	1,365,480
Nalco Holding Co.	106,468	2,181,529
Praxair, Inc.	1,900	155,211
		4,039,699

Commercial Banks — 1.4%
North Valley Bancorp	69,300	207,207
Prosperity Bancshares, Inc.	46,187	1,606,846
South Financial Group, Inc. (The)	64,000	94,080
		1,908,133

Communications Equipment — 0.5%
Cisco Systems, Inc. (a)	23,600	555,544
Research In Motion Ltd.(Canada) (a)	2,500	168,875
		724,419

Computers & Peripherals — 2.6%
Dell, Inc. (a)	29,700	453,222

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2009

	Number of Shares	Value

Hewlett-Packard Co.	16,300	$769,523
International Business Machines Corp. (IBM)	4,400	526,284
QLogic Corp. (a)	80,000	1,376,000
Seagate Technology	13,600	206,856
Western Digital Corp. (a)	6,600	241,098
		3,572,983

Diversified Consumer Services — 3.7%
Apollo Group, Inc., Class A (a)	4,000	294,680
DeVry, Inc.	43,200	2,389,824
ITT Educational Services, Inc. (a)	22,100	2,440,061
		5,124,565

Diversified Financial Services — 0.4%
Moody's Corp.	12,400	253,704
NYSE Euronext	11,800	340,902
		594,606

Diversified Telecommunication Services — 1.3%
AT&T, Inc.	31,000	837,310
General Communications, Inc., Class A (a)	94,100	645,526
Verizon Communications, Inc.	10,100	305,727
		1,788,563

Electric Utilities — 1.9%
Edison International	11,900	399,602
NV Energy, Inc.	188,000	2,178,920
		2,578,522

Electronic Equipment, Instruments & Components — 3.0%
Checkpoint Systems, Inc. (a)	158,700	2,609,028
Rogers Corp. (a)	45,000	1,348,650
Tyco Electronics Ltd.(Switzerland)	11,100	247,308
		4,204,986

Energy Equipment & Services — 2.2%
Cal Dive International, Inc. (a)	166,700	1,648,663
Diamond Offshore Drilling, Inc.	1,600	152,832
Tidewater, Inc.	26,000	1,224,340
		3,025,835

Food & Staples Retailing — 0.7%
Geerlings & Wade, Inc. (a)	66,300	3,978
Kroger Co. (The)	14,100	291,024
Safeway, Inc.	12,400	244,528
Sysco Corp.	16,100	400,085
		939,615

Food Products — 1.1%
Archer-Daniels-Midland Co.	10,200	298,044
Campbell Soup Co.	4,300	140,266
ConAgra Foods, Inc.	20,400	442,272

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2009

	Number of Shares	Value

Corn Products International, Inc.	25,000	$713,000
		1,593,582

Health Care Equipment & Supplies — 1.9%
Accuray, Inc. (a)	144,294	937,911
Cooper Companies, Inc. (The)	57,198	1,700,496
PharmChem, Inc. (a) (b)	269,200	404
		2,638,811

Health Care Providers & Services — 4.4%
Aetna, Inc.	7,600	211,508
AmerisourceBergen Corp.	15,800	353,604
Cardinal Health, Inc.	5,300	142,040
Humana, Inc. (a)	4,300	160,390
Lincare Holdings, Inc. (a)	20,000	625,000
McKesson Corp.	7,600	452,580
Owens & Minor, Inc.	20,800	941,200
UnitedHealth Group, Inc.	16,300	408,152
Universal Health Services, Inc., Class B	36,950	2,288,313
WellPoint, Inc. (a)	9,700	459,392
		6,042,179

Hotels, Restaurants & Leisure — 0.7%
California Pizza Kitchen, Inc. (a)	37,000	577,940
McDonald's Corp.	5,700	325,299
		903,239

Household Durables — 0.3%
Garmin Ltd.	9,300	350,982

Household Products — 0.8%
Kimberly-Clark Corp.	5,200	306,696
Procter & Gamble Co. (The)	14,600	845,632
		1,152,328

Independent Power Producers & Energy Traders — 0.2%
Constellation Energy Group, Inc.	4,600	148,902
NRG Energy, Inc. (a)	5,600	157,864
		306,766

Industrial Conglomerates — 0.4%
3M Co.	2,800	206,640
Tyco International Ltd.(Switzerland)	11,900	410,312
		616,952

Insurance — 5.4%
Aflac, Inc.	11,800	504,332
Allstate Corp. (The)	12,200	373,564
Arthur J. Gallagher & Co.	50,000	1,218,500
Brown & Brown, Inc.	60,000	1,149,600
Chubb Corp.	7,700	388,157
Progressive Corp. (The) (a)	15,000	248,700
Prudential Financial, Inc.	3,800	189,658
Travelers Companies, Inc. (The)	9,900	487,377

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2009

	Number of Shares	Value

Unum Group	14,300	$306,592
Willis Group Holdings Ltd.(United Kingdom)	94,510	2,667,072
		7,533,552

Internet & Catalog Retail — 0.1%
Expedia, Inc. (a)	6,500	155,675

Internet Software & Services — 0.5%
Google, Inc., Class A (a)	1,300	644,605

IT Services — 0.4%
Computer Sciences Corp. (a)	6,800	358,428
Visa, Inc., Class A	2,800	193,508
		551,936

Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc. (a)	23,400	1,021,878

Machinery — 1.4%
Cummins, Inc.	4,500	201,645
Dover Corp.	6,300	244,188
John Bean Technologies Corp.	79,300	1,440,881
		1,886,714

Media — 2.4%
Comcast Corp., Class A	12,400	209,436
DIRECTV Group, Inc. (The) (a)	14,700	405,426
Live Nation, Inc. (a)	256,669	2,102,119
Omnicom Group, Inc.	4,500	166,230
Time Warner, Inc.	14,466	416,332
		3,299,543

Metals & Mining — 1.4%
Haynes International, Inc. (a)	42,000	1,336,440
Nucor Corp.	4,100	192,741
Pacific Rim Mining Corp.(Canada) (a) (c) (d)	35,000	10,850
Southern Copper Corp.	13,600	417,384
		1,957,415

Multi-Utilities — 1.6%
DTE Energy Co.	4,600	161,644
OGE Energy Corp.	48,000	1,587,840
Public Service Enterprise Group, Inc.	5,800	182,352
Sempra Energy	6,900	343,689
		2,275,525

Multiline Retail — 2.5%
Big Lots, Inc. (a)	110,125	2,755,328

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2009

	Number of Shares	Value

Saks, Inc. (a)	100,000	$682,000
		3,437,328

Office Electronics — 1.5%
Zebra Technologies Corp., Class A (a)	80,600	2,089,958

Oil, Gas & Consumable Fuels — 4.9%
Chevron Corp.	13,500	950,805
ConocoPhillips	14,700	663,852
Encore Acquisition Co. (a)	45,900	1,716,660
Exxon Mobil Corp.	25,500	1,749,555
Marathon Oil Corp.	13,900	443,410
Murphy Oil Corp.	6,800	391,476
Stone Energy Corp. (a)	53,700	875,847
		6,791,605

Pharmaceuticals — 1.3%
Eli Lilly & Co.	3,900	128,817
Forest Laboratories, Inc. (a)	12,100	356,224
Johnson & Johnson	12,000	730,680
Pfizer, Inc.	33,100	547,805
		1,763,526

Road & Rail — 1.6%
CSX Corp.	4,400	184,184
Kansas City Southern (a)	57,600	1,525,824
Norfolk Southern Corp.	4,600	198,306
Union Pacific Corp.	6,200	361,770
		2,270,084

Semiconductors & Semiconductor Equipment — 2.2%
Cabot Microelectronics Corp. (a)	58,057	2,023,867
Intel Corp.	24,400	477,508
Texas Instruments, Inc.	22,400	530,656
		3,032,031

Software — 1.5%
Microsoft Corp.	47,400	1,227,186
NexPrise, Inc. (a) (b)	28,553	3,426
Oracle Corp.	18,700	389,708
Preview Systems, Inc. (a) (b)	66,800	334
Symantec Corp. (a)	23,900	393,633
		2,014,287

Specialty Retail — 2.7%
Gap, Inc. (The)	20,800	445,120
Home Depot, Inc. (The)	8,400	223,776
PetSmart, Inc.	99,200	2,157,600
Ross Stores, Inc.	4,900	234,073
Sherwin-Williams Co. (The)	2,900	174,464

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2009

	Number of Shares	Value

TJX Companies, Inc. (The)	12,800	$475,520
		3,710,553

Textiles, Apparel & Luxury Goods — 1.4%
Coach, Inc.	14,100	464,172
Hanesbrands, Inc. (a)	71,122	1,522,011
		1,986,183

Thrifts & Mortgage Finance — 0.2%
Hudson City Bancorp, Inc.	25,900	340,585

Tobacco — 0.2%
Reynolds American, Inc.	7,700	342,804

Total Common Stocks
(Cost $89,799,180)		98,372,478

Acquired Funds (e) — 18.4%

Long/Short Equity Fund — 18.3%
Adage Capital Partners, LP (a) (b) (c) (d)		25,392,616

Other — 0.1%
Gotham Partners, LP (a) (b) (c) (d)		77,165

Total Acquired Funds
(Cost $18,586,812)		25,469,781

	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Investments — 13.5%

Repurchase Agreement — 4.9%
State Street Bank & Trust Co. Repurchase Agreement issued on 9/30/09 (proceeds at maturity $6,830,205) (collateralized by US Treasury Bills, due 02/11/10 through 03/11/10 with a principal value of $6,985,000 and a market value of $6,981,140)

(Cost $6,830,203)	0.010%	10/01/09	$6,830,203	6,830,203

US Treasury Securities — 8.6%
US Treasury Bill (f)		11/12/09	2,000,000	1,999,884
US Treasury Bill (f)		12/31/09	2,000,000	1,999,394
US Treasury Bill (f)		02/11/10	2,000,000	1,999,098
US Treasury Bill (f) (g)		02/25/10	5,000,000	4,997,205

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2009

	Interest Rate	Maturity Date	Principal Amount	Value
US Treasury Bill (f)		03/25/10	$1,000,000	$999,222

Total US Treasury Securities
(Cost $11,990,530)				11,994,803

Total Short-Term Investments
(Cost $18,820,733)				18,825,006

Total Investments — 102.8%
(Cost $127,206,725)				142,667,265
Liabilities in Excess of Other Assets — (2.8%)				(3,949,067)
Net Assets — 100.0%				$138,718,198

*
Approximately 47% of the fund's total investments are maintained to cover "senior securities transactions" which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund's "senior securities" holdings to maintain proper coverage for the transactions.

(a)	Non income-producing security.
(b)	Illiquid security.
(c)
Restricted Securities. The following restricted securities were held by the fund as of September 30, 2009, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund's net assets. All of the below securities are illiquid, with the exception of Pacific Rim Mining Corp. (Canada). TIP’s board of directors deemed Pacific Rim Mining Corp. (Canada) to be liquid.  The below list does not include securities eligible for resale without registration under Rule 144A of the Securities Act of 1933. These securities may also be deemed to be restricted.

Investment	Date of Acquisition	Cost	Value
Adage Capital Partners, LP	01/01/02 - 06/30/03	$17,936,090	$25,392,616
Gotham Partners, LP	06/29/97	650,722	77,165
Pacific Rim Mining Corp.	06/01/04	100,800	10,850
Total			$25,480,631

(d)
Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $25,480,631, which represents 18.37% of the fund's net assets.

(e)	Portfolio holdings information of the Acquired Funds is not available as of September 30, 2009. These positions are therefore grouped into their own industry classification.
(f)	Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.
(g)	Security or a portion thereof is pledged as initial margin for financial futures contracts.

Financial Futures Contracts

Number of Contracts	Type	Initial Notional Value/ (Proceeds)	Notional Value at September 30, 2009	Unrealized Appreciation/ (Depreciation)
	Long Financial Futures Contracts
75	December 2009 S&P 500 e-Mini Index	$3,921,983	$3,948,375	$26,392
151	December 2009 S&P 500 Index	39,423,981	39,746,975	322,343
				348,735
	Short Financial Futures Contracts
200	December 2009 Russell 2000 e-Mini Index	(11,905,878)	(12,060,000)	(154,122)

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2009

Number of Contracts	Type	Initial Notional Value/ (Proceeds)	Notional Value at September 30, 2009	Unrealized Appreciation/ (Depreciation)
175	December 2009 S&P Midcap 400 e-Mini Index	$(12,170,251)	$(12,061,000)	$109,251
				(44,871)
				$303,864

Derivative Disclosure

The following tables provide quantitative disclosure about fair value amounts of and gains and losses on the fund’s derivative instruments as of September 30, 2009.  See Note 3, Derivatives and Other Financial Instruments, for qualitative disclosures.  These derivatives are not accounted for as hedging instruments under FASB Accounting for Derivative Instruments and Hedging Activities.  The period-end notional amounts disclosed in the Schedule of Investments are representative of the fund’s derivative activity throughout the reporting period.

The following table lists the fair values of the fund’s derivative holdings as of September 30, 2009, grouped by contract type and risk exposure category as defined in ASC 815.

Derivative Type	Equity Risk	Total
Asset Derivatives
Futures Contracts	$457,986	$457,986
Total Value - Assets	457,986	457,986
Liability Derivatives
Futures Contracts	$(154,122)	$(154,122)
Total Value - Liabilities	$(154,122)	$(154,122)

See accompanying Notes to Financial Statements.

TIFF SHORT-TERM FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2009

	Interest Rate	Maturity Date	Principal Amount	Value
Investments — 99.5% of net assets

Short-Term Investments — 99.5%

Repurchase Agreement — 0.2%
State Street Bank & Trust Co. Repurchase Agreement issued on 09/30/09 (proceeds at maturity $546,156) (collateralized by a US Treasury Bill, due 02/11/10 with a principal value of $560,000 and a market value of $559,720)

(Cost $546,156)	0.010%	10/01/09	$546,156	$546,156

US Treasury Securities — 99.3%
US Treasury Bill (a)		12/24/09	74,000,000	73,981,870
US Treasury Bill (a)		12/31/09	44,000,000	43,986,668
US Treasury Bill (a)		01/28/10	20,000,000	19,993,260
US Treasury Bill (a)		02/04/10	60,000,000	59,976,900
US Treasury Bill (a)		02/11/10	22,000,000	21,990,078
US Treasury Bill (a)		02/18/10	11,000,000	10,994,357
US Treasury Bill (a)		03/04/10	17,000,000	16,989,086

Total US Treasury Securities
(Cost $247,789,192)				247,912,219

Total Short-Term Investments
(Cost $248,335,348)				248,458,375

Total Investments — 99.5%
(Cost $248,335,348)				248,458,375

Other Assets in Excess of Liabilities — 0.5%				1,137,186

Net Assets — 100.0%				$249,595,561

(a)	Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

See accompanying Notes to Schedule of Investments.

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)	September 30, 2009

1.   Organization

TIFF Investment Program, Inc. ("TIP") was organized as a Maryland corporation on December 23, 1993, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. TIP consists of four mutual funds at present: TIFF Multi-Asset Fund (Multi-Asset Fund), TIFF International Equity Fund (International Equity Fund), TIFF US Equity Fund (US Equity Fund), and TIFF Short-Term Fund (Short-Term Fund), collectively referred to as the ‘‘funds.’’

Investment Objectives

Fund	Investment Objectives

Multi-Asset	Attain a growing stream of current income and appreciation of principal that at least offset inflation.

International Equity	Attain appreciation of principal that at least offsets inflation.

US Equity	Attain a growing stream of current income and appreciation of principal that at least offset inflation.

Short-Term	Attain as high a rate of current income as is consistent with ensuring that the fund’s risk of principal loss does not exceed that of a portfolio invested in six-month US Treasury bills.

2.   Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Generally, the following valuation policies are applied to securities for which market quotations are readily available.  Securities listed on a securities exchange for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services and are deemed representative of market values at the close of the market. Unlisted securities or securities for which over-the-counter market quotations are readily available are valued at the latest bid price. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Exchange-traded and over-the-counter options and futures contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short future and written option sales contracts). Forward foreign currency exchange contracts are valued at their respective fair market values. Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value.

Certain funds employ a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) and the time at which net asset values of the funds are determined.  If the funds’ valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

Certain funds invest in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by the funds are generally not securities for which market quotations are readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The TIP board of directors has approved valuation procedures pursuant to which the funds value their interests in private investment funds at ‘‘fair value.’’  If a private investment fund does not provide a value to a fund on a timely basis, the fund determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time the fund values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated.  Fair value is intended to represent a good faith approximation of the amount that a fund could reasonably expect to receive from the private investment fund if the fund’s interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that the fund believes is reliable.

Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by TIP’s board of directors. Such procedures use fundamental valuation methods, which may include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

Accounting Standards Codification 820

The Funds adopted Fair Value Measurements and Disclosures - ASC 820 of the Financial Accounting Standards Board ("FASB") "Accounting Standards Codification," originally issued as FASB Statement No. 157, "Fair Value Measurements."

In accordance with ASC 820, fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The funds adopted ASC 820-10, originally issued as FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Deceased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"), effective April 1, 2009.  It provides additional guidance for estimating fair value in accordance with ASC 820 when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.

The following is a summary of the inputs used as of September 30, 2009 in valuing the funds' investments carried at fair value:

Multi-Asset Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$672,314,818	$448,361,057	$—	$1,120,675,875
Convertible Bonds	—	7,531,035	—	7,531,035
Subordinated Convertible Notes	—	909,796	—	909,796
Corporate Bonds	—	77,367,402	—	77,367,402
Asset-Backed Securities	—	22,728,645	—	22,728,645
Mortgage-Backed Securities	—	67,933,788	—	67,933,788
Bank Loans	—	1,423,154	—	1,423,154
US Treasury Securities	418,786,590	—	—	418,786,590
Exchange-Traded Funds and Mutual Funds	111,820,270	—	—	111,820,270
Private Investment Funds	—	—	324,973,523	324,973,523
Preferred Stocks	1,360,800	77,172	—	1,437,972
Purchased Options	855,000	51,000	—	906,000
Rights	—	87,847	—	87,847
Warrants	—	10,740	—	10,740
Short-Term Investments	732,577,369	—	—	732,577,369
Total Investments in Securities	$1,937,714,847	$626,481,636	$324,973,523	$2,889,170,006
Financial Futures Contracts	5,315,274	—	—	5,315,274
Swap Contracts	—	4,571,502	—	4,571,502
Total Other Financial Instruments	$5,315,274	$4,571,502	$—	$9,886,776
Total Assets	$1,943,030,121	$631,053,138	$324,973,523	$2,899,056,782

Liabilities
Common Stocks*	(16,009,211)	(1,625,451)	—	(17,634,662)
Total Securities Sold Short	$(16,009,211)	$(1,625,451)	$—	$(17,634,662)
Financial Futures Contracts	(5,755,329)	—	—	(5,755,329)
Swap Contracts	—	(105,405)	—	(105,405)
Total Other Financial Instruments	$(5,755,329)	$(105,405)	$—	$(5,860,734)
Total Liabilities	$(21,764,540)	$(1,730,856)	$—	$(23,495,396)

* Securities categorized as Level 2 include listed foreign equities whose value has been adjusted with factors to reflect changes to foreign markets after market close.

International Equity Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks *	$10,312,839	$134,007,205	$—	$144,320,044
Private Investment Funds	—	—	30,158,430	30,158,430
Preferred Stocks	—	810,022	—	810,022
Rights	—	13,939	—	13,939
Warrants	—	6,079	—	6,079
Short-Term Investments	29,296,240	—	—	29,296,240
Total Investments in Securities	$39,609,079	$134,837,245	$30,158,430	$204,604,754
Financial Futures Contracts	232,904	—	—	232,904
Forward Currency Contracts	17	—	—	17
Swap Contracts	—	2,379,072	—	2,379,072
Total Other Financial Instruments	$232,921	$2,379,072	$—	$2,611,993
Total Assets	$39,842,000	$137,216,317	$30,158,430	$207,216,747

Liabilities
Financial Futures Contracts	$(230,057)	$—	$—	$(230,057)
Forward Currency Contracts	$(33)	$—	$—	$(33)
Total Other Financial Instruments	$(230,090)	$—	$—	$(230,090)
Total Liabilities	$(230,090)	$—	$—	$(230,090)

* Securities categorized as Level 2 include listed foreign equities whose value has been adjusted with factors to reflect changes to foreign markets after market close.

US Equity Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$98,372,144	$334	$—	$98,372,478
Acquired Funds	—	—	25,469,781	25,469,781
Short-Term Investments	18,825,006	—	—	18,825,006
Total Investments in Securities	$117,197,150	$334	$25,469,781	$142,667,265
Financial Futures Contracts	457,986	—	—	457,986
Total Other Financial Instruments	$457,986	$—	$—	$457,986
Total Assets	$117,655,136	$334	$25,469,781	$143,125,251

Liabilities
Financial Futures Contracts	$(154,122)	$—	$—	$(154,122)
Total Other Financial Instruments	$(154,122)	$—	$—	$(154,122)
Total Liabilities	$(154,122))	$—	$—	$(154,122)

Short-Term Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Short-Term Investments	$248,458,375	$—	$—	$248,458,375
Total Investments in Securities	$248,458,375	$—	$—	$248,458,375
Total Assets	$248,458,375	$—	$—	$248,458,375

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:

Multi-Asset Fund

Investments in Securities	Balance as of December 31, 2008	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net purchases (sales)	Net Transfers in and/or out of Level 3	Balance as of September 30, 2009	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 9/30/09 for the period ended 9/30/09
Common Stocks	$7,600	$0	$(25,505)	$0	$17,905	$0	$(17,905)
Private Investment Funds	$317,364,856	$(9,545,788)	$63,975,338	$(46,820,883)	$0	$324,973,523	$54,429,551
Total	$317,372,456	$(9,545,788)	$63,949,833	$(46,820,883)	$17,905	$324,973,523	$54,411,646

International Equity Fund

Investments in Securities	Balance as of December 31, 2008	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net purchase (sales)	Net Transfers in and/or out of Level 3	Balance as of September 30, 2009	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 9/30/09 for the period ended 9/30/09
Common Stocks	$0	$0	$(4,456)	$0	$4,456	$0	$(3,610)
Private Investment Funds	$31,771,921	$1,762,157	$6,331,960	$(9,707,608)	$0	$30,158,430	$8,097,117
Total	$31,771,921	$1,762,157	$6,327,504	$(9,707,608)	$4,456	$30,158,430	$8,093,507

US Equity Fund

Investments in Securities	Balance as of December 31, 2008	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net purchase (sales)	Net Transfers in and/or out of Level 3	Balance as of September 30, 2009	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 9/30/09 for the period ended 9/30/09
Acquired Funds	$35,655,540	$(2,736,427)	$7,814,241	$(15,263,573)	$0	$25,469,781	$5,077,814

Accounting Standards Codification 815

The funds adopted Disclosures about Derivative Instruments and Hedging Activities – ASC 815 of the FASB “Accounting Standards Codification," originally issued as FASB Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities."  ASC 815 requires enhanced disclosures about (a) how and why the funds use derivative instruments, (b) how derivative instruments and related hedged items are accounted for under Statement 815 and its related interpretations, and (c) how derivative instruments and related hedged items affect the funds’ financial position, financial performance, and cash flows.

3.   Derivatives and Other Financial Instruments (applicable to Multi-Asset, International Equity, and US Equity Funds)

The funds may employ derivatives strategies, such as futures, options on futures, buying and selling options, swaps (including interest rate, currency, total return, index and credit default swaps) and caps, floors and collars related to such swaps.  Derivatives may be used for "hedging," which means that they may be used when the manager seeks to protect a fund's investments from a decline in value, which could result from changes in interest rates, market prices, currency fluctuations and other market factors.  Derivative strategies also may be used when the manager seeks to increase liquidity, implement a tax or cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of a fund's portfolio investments and/or for purposes of total return.  However derivatives are used, their successful use is not assured and will depend upon the manager's ability to predict and understand relevant market movements.  See the Schedules of Investments for quantitative disclosures.

Cover for Strategies Using Derivative Instruments

Transactions using derivative instruments, including but not limited to put and call options written (sold) by a fund, futures contracts, options on futures contracts, and swaps, expose a fund to an obligation to another party and may give rise to a form of leverage.  It is each fund's policy to segregate assets to cover derivative transactions that might be deemed to create leverage under Section 18 of the 1940 Act.  In that regard, a fund will not enter into any such transactions unless it has covered such transactions by owning and segregating either (1) an offsetting ("covered") position in securities, currencies, or other derivative instruments or (2) cash and/or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above.  When a fund is required to segregate cash or liquid securities, it will instruct its custodian as to which cash holdings or liquid assets are to be marked on the books of the fund or its custodian as segregated for purpose of Section 18 of the 1940 Act.  The funds will monitor the amount of these segregated assets on a daily basis and no fund will enter into additional transactions that would require the segregations of cash or liquid securities unless the fund holds a sufficient amount of cash or liquid securities that can be segregated.

Forward Currency Contracts

The funds may enter into forward currency contracts in connection with managing the foreign currency exchange risk to which they may be subject in the normal course of pursuing their investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates.  However, such transactions may also be used to generate income for a fund or otherwise increase its total return or reduce benchmark risk.

A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily, and the change in value is recorded by the funds as an unrealized gain or loss.  A fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract.  Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract.  The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a contract is included in net realized gain/(loss) from forward currency contracts on the Statement of Operations.  These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Forward currency contracts held by the funds are fully collateralized by other securities, as disclosed in the accompanying Schedule of Investments (if applicable).  The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Financial Futures Contracts

The funds may be subject to equity price risk, interest rate risk, and foreign currency exchange risk in the normal course of pursuing their investment objectives.  Each fund may use futures contracts to manage its market exposures and its exposure to fluctuations in currency values. Futures contracts are primarily used to increase or decrease the funds’ exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment ("initial margin"). An outstanding futures contract is valued daily, and the payment in cash of "variation margin" will be required, a process known as "marking to the market." Each day the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract's value since the preceding day. The daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed, a realized gain or loss is recorded as net realized gain (loss) from financial future contracts in the Statement of Operations, equal to the difference between the opening and closing values of the contracts.

US futures contracts have been designed by exchanges that have been designated as "contract markets" by the Commodity Futures Trading Commission ("CFTC") and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and through their clearing corporations the exchanges guarantee performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments (as applicable).

Short Selling

The funds may sell securities they do not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. A fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, a fund records the proceeds as a deposit with broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement. The cash is retained by the fund’s broker as collateral for the short position. The liability is marked to market while it remains open to reflect the current settlement obligation. Until the security is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by a fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is realized.

In ‘‘short selling,’’ a fund sells borrowed securities which must at some date be repurchased and returned to the lender. If the market value of securities sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Options

The funds may be subject to equity price risk, interest rate risk, and foreign currency exchange risk in the normal course of pursuing their investment objectives. The funds may use option contracts to manage market exposures and exposure to fluctuation in interest rates and currency values. Option contracts are primarily used to increase or decrease the fund’s exposure to the underlying instrument and may serve as hedges for other fund investments.

Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an "underlying instrument") from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of put option) at a designated price during the term of the option or at the expiration date of the option.  Put and call options that a fund may purchase or write may be traded on a national securities exchange or in the over-the-counter (OTC) market.  All option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default.  There can be no assurance that a liquid secondary market will exist for any option purchased or sold.

As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options).  The fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire unexercised.  As the buyer of a put option, a fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options).  Like a call option, a fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised.  When buying options, a fund's potential loss is limited to the cost (premium plus transaction costs) of the option.

As the writer of a put option, a fund retains the risk of loss should the underlying instrument decline in value.  If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, the fund, as the writer of the put option, will be required to buy the instrument at the exercise price.  The fund will incur a loss to the extent that the current market value of the underlying instrument is less than the exercise price of the put option.  However, the loss will be offset at least in part by the premium received from the sale of the put.  If a put option written by the fund expires unexercised, the fund will realize a gain in the amount of the premium received.

When a fund writes an option, an amount equal to the premium received by the fund is included in the fund's Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written.  The current market value of a written option is the last sale price on the market on which it is principally traded.  If the written option expires unexercised, the fund realizes a gain in the amount of the premium received.  If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

Interest Only Securities

Interest only securities (IOs) entitle the holder to the interest payments in a pool of mortgages, Treasury bonds, or other bonds. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to recoup fully its initial investment in an IO. The fair market value of these securities is volatile in response to changes in interest rates.

Swap Agreements

Depending on their structure, swap agreements may increase or decrease a fund's exposure to equity markets, interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates.  A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset.

Each fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty are netted out, with the fund receiving or paying, as the case may be, only the net difference in the two payments.  The risk of loss to a fund for swap transactions on a net basis depends on which party is obligated to pay the net amount to the other party.  If the counterparty is obligated to pay the net amount to the fund, the risk of loss to the fund is loss of the net amount that the fund is entitled to receive.  If the fund is obligated to pay the net amount, the fund's risk of loss is that net amount.

Upon entering into a swap agreement, the fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments.  Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the fund.  However, the amount pledged may not always be equal to or more than the amount due to the other party.  Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss.

The fund records a net receivable or payable for the amount expected to be received or paid in the period.  Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments.  The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund's valuation procedures.

Equity or Total Return Swaps.  An equity swap or total return swap is an agreement between two parties under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a purchase or short sale of the underlying security taken place.  For example, one party agrees to pay the other party the total return earned or realized on the notional amount of an underlying equity security and any dividends declared with respect to that equity security.  In return the other party makes payments, typically at a spread to a floating rate, calculated based on the notional amount.

4.   Investment Transactions

For federal income tax purposes, the cost of securities owned at September 30, 2009, has been estimated since the final tax characteristic cannot be determined until fiscal year end.  The cost of securities, the aggregate gross unrealized appreciation (depreciation), and the net unrealized appreciation (depreciation) on securities owned September 30, 2009, for each fund are as follows:

Fund	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation/ (Depreciation)	Cost

Multi-Asset	$304,109,566	$(229,853,378)	$74,256,188	$2,814,913,818
International Equity	29,331,603	(31,869,355)	(2,537,752)	207,142,506
US Equity	28,166,074	(18,975,696)	9,190,378	133,476,887
Short-Term	123,027	--	123,027	248,335,348

5.   Repurchase and Reverse Repurchase Agreements

Each fund may enter into repurchase agreements under which a member bank of the Federal Reserve System or a securities firm that is a primary or reporting dealer in US government securities agrees, upon entering into a contract, to sell US government securities to a fund and repurchase such securities from such fund at a mutually agreed upon price and date.

Each fund is also permitted to enter into reverse repurchase agreements under which a member bank of the Federal Reserve System or a primary or reporting dealer in US government securities purchases US government securities from a fund and such fund agrees to repurchase the securities at an agreed upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Open reverse repurchase agreements at September 30, 2009 were as follows:

Description	Face Value

Multi-Asset Fund

JP Morgan Chase & Co., 0.19%, dated 09/24/09, to be repurchased on 10/08/09 at $89,573,618	$89,567,000

Average balance outstanding	$146,664,279

Average interest rate	0.21%

Each fund will engage in repurchase and reverse repurchase transactions with parties approved by TAS or the relevant money manager on the basis of such party’s creditworthiness. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. In connection with reverse repurchase agreements, the funds establish segregated accounts with their custodian in which the funds maintain cash, US government securities, or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligation. The funds may also invest in tri-party repurchase agreements for which securities held as collateral are maintained in a segregated account by the broker’s custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the funds require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral may be delayed or limited.

6.   Delayed Delivery Transactions

The funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The funds identify these securities in their records as segregated with a value at least equal to the amount of the purchase commitment.

The Multi-Asset Fund enters into ‘‘TBA’’ (to be announced) purchase commitments to purchase mortgage-backed securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the principal amount delivered will not differ more than 0.01% from the commitment. TBA purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the funds’ other assets.  Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, the fund may dispose of a commitment prior to settlement if the respective money manager deems it appropriate to do so.

The Multi-Asset Fund enters into TBA sale commitments to hedge the portfolio or to sell mortgage-backed securities the fund owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment (deliverable on or before the sale commitment date), are held as ‘‘cover’’ for the transaction.

TBA commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Valuation of Investments in Note 2. The contracts are marked to market daily, and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities upon the unit price established at the date the commitment was entered into.

7.   Concentration of Risks

The funds may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. A fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The Multi-Asset, International Equity, and US Equity Funds invest in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The Multi-Asset Fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the respective fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The Multi-Asset, International Equity, and US Equity Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Multi-Asset Fund invests in asset-backed and mortgage-backed securities.  These investments may involve credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic conditions.

8.   Subsequent Events

In accordance with the provisions set forth in Subsequent Events – ASC 855 of the FASB “Accounting Standards Codification," originally issued as FASB Statement of Financial Accounting Standards No. 165 "Subsequent Events," management has evaluated the possibility of subsequent events existing in this report through November 24, 2009.  Management has determined that there are no material events that would require recognition or disclosure in this report through this date.

Item 2. Controls and Procedures.

(a) The registrant's Chief Executive Officer and Chief Financial Officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 ( the “1940 Act”) (17 CFR 270.30a-3(c)) were effective as of a date within 90 days prior to filing of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of the Chief Executive Officer and Chief Financial Officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIFF Investment Program, Inc.

By:  /s/ Richard J. Flannery
Richard J. Flannery, President and Chief Executive Officer

Date 11/24/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Richard J. Flannery
Richard J. Flannery, President and Chief Executive Officer

Date 11/24/09
By:  /s/ Dawn I. Lezon
Dawn I. Lezon, Treasurer and Chief Financial Officer

Date 11/24/09